
            AMERICAN FUNDS TARGET DATE RETIREMENT SERIES,/(R)/ INC.

                                     Part B
                      Statement of Additional Information
                                January 1, 2010
                         (as supplemented May 27, 2010)

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Target Date Retirement Series (the
"series") dated January 1, 2010. You may obtain a prospectus from your financial adviser or by writing to the series at the following address:

                  American Funds Target Date Retirement Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

                        CLASS A  CLASS R-1  CLASS R-2  CLASS R-3  CLASS R-4  CLASS R-5   CLASS R-6

American Funds 2055      AAMTX     RAMTX      RBMTX      RCMTX      RDJTX      REKTX       RFKTX
Target Date Retirement
Series
American Funds 2050      AALTX     RAITX      RBITX      RCITX      RDITX      REITX       RFITX
Target Date Retirement
Series
American Funds 2045      AAHTX     RAHTX      RBHTX      RCHTX      RDHTX      REHTX       RFHTX
Target Date Retirement
Series
American Funds 2040      AAGTX     RAKTX      RBKTX      RCKTX      RDGTX      REGTX       RFGTX
Target Date Retirement
Series
American Funds 2035      AAFTX     RAFTX      RBFTX      RCFTX      RDFTX      REFTX       RFFTX
Target Date Retirement
Series
American Funds 2030      AAETX     RAETX      RBETX      RCETX      RDETX      REETX       RFETX
Target Date Retirement
Series
American Funds 2025      AADTX     RADTX      RBDTX      RCDTX      RDDTX      REDTX       RFDTX
Target Date Retirement
Series
American Funds 2020      AACTX     RACTX      RBCTX      RCCTX      RDCTX      RECTX       RRCTX
Target Date Retirement
Series
American Funds 2015      AABTX     RAJTX      RBJTX      RCJTX      RDBTX      REJTX       RFJTX
Target Date Retirement
Series
American Funds 2010      AAATX     RAATX      RBATX      RCATX      RDATX      REATX       RFTTX
Target Date Retirement
Series

                               TABLE OF CONTENTS

Item                                                                  Page no.
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Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
Investment portfolio
Financial statements

             American Funds Target Date Retirement Series -- Page 1
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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

                        *     *     *     *     *     *
          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks" which provides information about the series and the underlying funds.

INVESTMENT TECHNIQUES RELATING TO THE FUNDS IN THE SERIES -- In addition to its investments in the underlying funds, a portion of each fund's assets, which will normally be less than 20%, may be held in cash or cash equivalents, including but not limited to obligations of banks, such as time deposits or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances and (d) repurchase agreements.

Each fund may take temporary defensive measures in response to adverse market, economic, political, or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes,
U.S. Government Securities and related repurchase agreements. There is no limit on the extent to which each fund may take temporary defensive measures. In taking such measures, each fund may fail to achieve its investment objective.

INVESTMENT TECHNIQUES RELATING TO THE UNDERLYING FUNDS -- Because the following is a combined summary of investment strategies of all of the underlying funds, certain matters described herein will only apply to your fund to the extent it is invested in an underlying fund that engages in such a strategy. Unless a strategy or policy described below is specifically prohibited by the investment restrictions explained in the fund's prospectus or "Fundamental policies and investment restrictions" of this SAI, or by applicable law, each fund in the series may invest in underlying funds which engage in each of the practices described below.

The underlying funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

EQUITY SECURITIES -- An underlying fund may invest in equity securities. Equity securities represent an ownership position in a company. Equity securities held by an underlying fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

             American Funds Target Date Retirement Series -- Page 2
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There may be little trading in the secondary market for particular equity securities, which may adversely affect an underlying fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

DEBT SECURITIES -- An underlying fund may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity.
The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- An underlying fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

WARRANTS AND RIGHTS -- An underlying fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

             American Funds Target Date Retirement Series -- Page 3
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INVESTING IN SMALLER CAPITALIZATION STOCKS -- An underlying fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

INVESTING IN PRIVATE COMPANIES -- An underlying fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the underlying fund from selling its company shares for a period of time following the public offering.

Investments in private companies can offer an underlying fund significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING OUTSIDE THE U.S. -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices;
changing local, regional and global economic, political and social conditions;
expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. An underlying fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with an underlying fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the underlying fund will bear certain expenses in connection with its currency transactions.

             American Funds Target Date Retirement Series -- Page 4
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Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund's investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company's securities are listed, where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

CERTAIN RISK FACTORS RELATED TO DEVELOPING COUNTRIES

     CURRENCY FLUCTUATIONS -- An underlying fund's investments may be valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the underlying fund's securities holdings would generally depreciate and vice versa. Consistent with its investment objective, an underlying fund may engage in certain currency transactions to hedge against currency fluctuations. See "Currency
     Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While an underlying fund may only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the underlying fund's investment. If this happened, the underlying fund's response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the underlying fund's liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the underlying fund due to foreign shareholders already holding the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the underlying fund's investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. These markets have lower trading volumes than the securities markets of more developed countries.
     These markets may be unable

             American Funds Target Date Retirement Series -- Page 5
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     to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings of an underlying fund difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the underlying fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the
     "counterparty") through whom the transaction is effected might cause the underlying fund to suffer a loss. An underlying fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the underlying fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the underlying fund.

     INVESTOR INFORMATION -- An underlying fund may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the underlying fund's investment adviser will seek alternative sources of information, and to the extent the investment adviser may not be satisfied with the sufficiency of the information obtained with respect to a particular market or security, the underlying fund will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that an underlying fund could in the future become subject to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

     LITIGATION -- An underlying fund and its shareholders may encounter substantial difficulties in obtaining and enforcing judgments against individuals residing outside of the U.S. and companies domiciled outside of the U.S.

     FRAUDULENT SECURITIES -- Securities purchased by an underlying fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the underlying fund.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment

             American Funds Target Date Retirement Series -- Page 6
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     of principal and interest is unconditionally guaranteed by the U.S.
     government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include The Federal Financing Bank
     (FFB), the Government National Mortgage Association (Ginnie Mae), the
     Veterans Administration (VA), the Federal Housing Administration (FHA), the
     Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation
     (OPIC), the Commodity Credit Corporation (CCC) and the Small Business
     Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

PASS-THROUGH SECURITIES -- An underlying fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally

             American Funds Target Date Retirement Series -- Page 7
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     permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

CURRENCY TRANSACTIONS -- An underlying fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by an underlying fund will involve the purchase or sale of one currency

             American Funds Target Date Retirement Series -- Page 8
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against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Such underlying fund will not generally attempt to protect against all potential changes in exchange rates. The underlying fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and
Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which an underlying fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- An
underlying fund may enter into commitments to purchase or sell securities at a future date. When an underlying fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

An underlying fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent the underlying fund's aggregate commitments in connection with these transactions exceed its segregated assets, the underlying fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the underlying fund's portfolio securities decline while the underlying fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. An underlying fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the underlying fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the underlying fund may sell such securities.

REPURCHASE AGREEMENTS -- An underlying fund may enter into repurchase agreements under which the underlying fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. Repurchase agreements permit an underlying fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the underlying fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. An underlying fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the underlying fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the underlying fund may be delayed or limited.

             American Funds Target Date Retirement Series -- Page 9
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An underlying fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. An underlying fund assumes the risk of price and yield fluctuations during the time of the commitment. Such fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

INFLATION-INDEXED BONDS -- An underlying fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

MATURITY -- The maturity of a debt instrument is normally its ultimate maturity date unless it is likely that a maturity shortening device (such as a call, put, refunding or redemption provision) will cause the debt instrument to be repaid.
The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of an underlying fund's portfolio accordingly.
Keeping in mind the underlying fund's objective, the investment adviser may increase the underlying fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the underlying fund. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

REINSURANCE RELATED NOTES AND BONDS -- An underlying fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, an underlying fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

            American Funds Target Date Retirement Series -- Page 10

INVERSE FLOATING RATE NOTES -- An underlying fund may invest to a very limited extent (no more than 1.5% of its assets) in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in the instruments' interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which an underlying fund may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings.
The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

LOWER RATED DEBT SECURITIES -- Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the series'
investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa (Moody's) and A or BBB (S&P) may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, an underlying fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely an underlying fund's ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

            American Funds Target Date Retirement Series -- Page 11

The investment adviser attempts to reduce the risks described above through diversification of an underlying fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

DEPOSITARY RECEIPTS - ADRs, in registered form, are designed for use in the U.S.
securities markets and are generally dollar denominated. EDRs, in bearer form, are designed for use in the European securities markets and may be dollar denominated. GDRs, in bearer form, primarily are designed for use in the
European and the U.S. securities markets, and may be dollar denominated.
Depositary receipts represent and may be converted into the underlying foreign security.

OPTIONS ON U.S. TREASURY SECURITIES - An underlying fund may purchase put and call options on U.S. Treasury securities ("Treasury securities"). A put (call)
option gives the fund as purchaser of the option the right (but not the obligation) to sell (buy) a specified amount of Treasury securities at the exercise price until the expiration of the option. The value of a put (call)
option on Treasury securities generally increases (decreases) with an increase
(decrease) in prevailing interest rates. Accordingly, the underlying fund would purchase puts (calls) in anticipation of, or to protect against, an increase in interest rates. These options are listed on an exchange or traded over-the-counter ("OTC options"). Exchange-traded options have standardized exercise prices and expiration dates; OTC options are two-party contracts with negotiated exercise prices and expiration dates. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance).
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- An underlying fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take control of another company
(leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the underlying fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid).

            American Funds Target Date Retirement Series -- Page 12

To the extent that the underlying fund is committed to advance additional funds, the fund will segregate assets determined to be liquid in an amount sufficient to meet such commitments.

Some loans may represent debtor-in-possession financings (commonly known as "DIP financings"). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors'
claims). There is a risk that the entity will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the underlying fund's only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

 An underlying fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. An underlying fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan.  Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. An underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the underlying fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the underlying fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the underlying fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies.
As a result, the underlying fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency

            American Funds Target Date Retirement Series -- Page 13

of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system.  Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for an underlying fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund's interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that an underlying fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, an underlying fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REAL ESTATE INVESTMENT TRUSTS -- An underlying fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- An underlying fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/ corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less. Cash and cash equivalents may be denominated in U.S. dollars, non-U.S.
currencies or multinational currency units.

4(2) COMMERCIAL PAPER -- An underlying fund may purchase commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the "1933 Act"). 4(2)
commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the

            American Funds Target Date Retirement Series -- Page 14

1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the fund. Accordingly, 4(2) commercial paper has been determined to be liquid under procedures adopted by the fund's board of directors.

RESTRICTED OR ILLIQUID SECURITIES -- An underlying fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the
"1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the underlying fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the underlying fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. An underlying fund may incur certain additional costs in disposing of illiquid securities.

INVESTMENTS IN REGISTERED OPEN-END INVESTMENT COMPANIES AND UNIT INVESTMENT
TRUSTS -- An underlying fund shall not acquire securities of open-end investment companies or investment unit trusts registered under the Investment Company Act of 1940 in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the Investment
Company Act.

                        *     *     *     *     *     *

            American Funds Target Date Retirement Series -- Page 15

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The series has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

Each fund in the series may not:

1.   Act as underwriter of securities issued by other persons.

2.   Borrow money in excess of 33-1/3% of the value of its total assets (not including the amount borrowed).

3.   Buy or sell real estate in the ordinary course of business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

4.   Purchase or deal in commodities or commodity contracts in the ordinary course of its business; provided, however, that this restriction shall not prohibit the fund from purchasing, selling or holding foreign currencies or entering into forward foreign currency contracts.

5.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

6.   Purchase securities of any company for the purpose of exercising control or management.

7.   Purchase any securities of any issuer, except the U.S. government (or its instrumentalities) or securities issued by investment companies, if immediately after and as a result of such investment (1) the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to
75% of the fund's total assets.

8.   Purchase any securities (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities or securities issued by investment companies) if immediately after and as a result of such purchase 25%
or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry. (None of the underlying funds has a policy to concentrate in any one industry.)

            American Funds Target Date Retirement Series -- Page 16

9.   Issue senior securities except as permitted by the 1940 Act, as amended, or any rule thereunder, any SEC or SEC staff interpretation thereof or any exemptions therefrom, which may be granted by the SEC.

CHANGES TO FUNDAMENTAL POLICIES - At a meeting of the funds' shareholders on
November 24, 2009, shareholders approved changes to the fundamental policies listed above for each of the funds. The series plans to implement the new fundamental policies for all funds in 2010 or early 2011; however, the series reserves the right to delay the implementation. The new policies are set forth in a joint proxy statement available on the SEC's website at sec.gov.

            American Funds Target Date Retirement Series -- Page 17

The following table details the percentage allocation of the 2055 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND /SM/

[chart illustrating the investment strategy of the 2055 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  45   40   35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND(R)                   7%   7%   7%   7%   7%   7%   6%   4%   4%    2%     0%   0%   0%   0%   0%    0%
------------------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)      4    4    4    4    4    4    4    3    3     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    7    7    6    4    3     1      0    0    0    0    0     0
OF AMERICA(R)
------------------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)         4    4    4    4    4    4    3    0    0     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)         7    7    7    7    7    7    7    5    5     2      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              4    4    4    4    4    4    3    1    0     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)          7    7    7    7    7    7    6    3    0     0      0    0    0    0    0     0
------------------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   40   40   35   20   15     5      0    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)         8%   8%   8%   8%   7%   6%   6%   6%   6%    6%     6%   5%   4%   3%   2%    0%
------------------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7    7    7    7    6    5    5    5    5     4      4    4    3    3    2     0
INCOME FUND/SM/
------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/       8    8    8    8    7    6    6    6    5     4      4    3    2    0    0     0
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND        4    4    4    4    4    3    3    3    2     1      1    0    0    0    0     0
INCOME FUND/SM/
------------------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          9    9    9    9    8    7    7    7    6     5      5    4    3    2    0     0
OF AMERICA(R)
------------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               9    9    9    9    8    8    8    8    6     5      5    4    3    2    1     0
INVESTORS FUND/SM/
------------------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   45   45   40   35   35   35   30    25     25   20   15   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)       4%   4%   4%   4%   5%   8%   8%   8%   8%    7%     6%   6%   5%   5%   5%    4%
------------------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)       3    3    3    3    5    6    6    6    6     9     12   12   15   15   15    18
------------------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)   3    3    3    3    5    6    6    6    6     9     12   12   15   15   15    18
------------------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   10   10   15   20   20   20   20    25     30   30   35   35   35    40
BOND
AMERICAN HIGH-INCOME            0%   0%   0%   0%   0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
TRUST/SM/
------------------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    0    0    0    0    0    0    0    5   10    10     10   10   10   10   10    10
------------------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)      0    0    0    0    0    0    0    5    5     5      5    5    0    0    0     0
------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    0    5   10    15     15   20   25   25   25    25
OF AMERICA(R)
------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0    0    0     0      0   10   15   20   25    25
OF AMERICA/SM/
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5    5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND/SM/
------------------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5    5    5   10   25   35    45     45   50   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 18

The following table details the percentage allocation of the 2050 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2050 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  40   35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND(R)                   7%   7%   7%   7%   7%   6%   4%   4%    2%     0%   0%   0%   0%   0%    0%
-------------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)      4    4    4    4    4    4    3    3     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    7    6    4    3     1      0    0    0    0    0     0
OF AMERICA(R)
-------------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)         4    4    4    4    4    3    0    0     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)         7    7    7    7    7    7    5    5     2      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              4    4    4    4    4    3    1    0     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)          7    7    7    7    7    6    3    0     0      0    0    0    0    0     0
-------------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   40   35   20   15     5      0    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)         8%   8%   8%   7%   6%   6%   6%   6%    6%     6%   5%   4%   3%   2%    0%
-------------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7    7    7    6    5    5    5    5     4      4    4    3    3    2     0
INCOME FUND/SM/
-------------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/       8    8    8    7    6    6    6    5     4      4    3    2    0    0     0
-------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND        4    4    4    4    3    3    3    2     1      1    0    0    0    0     0
INCOME FUND/SM/
-------------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          9    9    9    8    7    7    7    6     5      5    4    3    2    0     0
OF AMERICA(R)
-------------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               9    9    9    8    8    8    8    6     5      5    4    3    2    1     0
INVESTORS FUND/SM/
-------------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   45   40   35   35   35   30    25     25   20   15   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)       4%   4%   4%   5%   8%   8%   8%   8%    7%     6%   6%   5%   5%   5%    4%
-------------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)       3    3    3    5    6    6    6    6     9     12   12   15   15   15    18
-------------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)   3    3    3    5    6    6    6    6     9     12   12   15   15   15    18
-------------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   10   15   20   20   20   20    25     30   30   35   35   35    40
BOND
AMERICAN HIGH-INCOME            0%   0%   0%   0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
TRUST/SM/
-------------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    0    0    0    0    0    0    5   10    10     10   10   10   10   10    10
-------------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)      0    0    0    0    0    0    5    5     5      5    5    0    0    0     0
-------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    0    5   10    15     15   20   25   25   25    25
OF AMERICA(R)
-------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0    0     0      0   10   15   20   25    25
OF AMERICA/SM/
-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND/SM/
-------------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5    5   10   25   35    45     45   50   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 19

The following table details the percentage allocation of the 2045 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2045 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  35   30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND(R)                   7%   7%   7%   7%   6%   4%   4%    2%     0%   0%   0%   0%   0%    0%
--------------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)      4    4    4    4    4    3    3     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    7    6    4    3     1      0    0    0    0    0     0
OF AMERICA(R)
--------------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)         4    4    4    4    3    0    0     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)         7    7    7    7    7    5    5     2      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              4    4    4    4    3    1    0     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)          7    7    7    7    6    3    0     0      0    0    0    0    0     0
--------------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   40   35   20   15     5      0    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)         8%   8%   7%   6%   6%   6%   6%    6%     6%   5%   4%   3%   2%    0%
--------------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7    7    6    5    5    5    5     4      4    4    3    3    2     0
INCOME FUND/SM/
--------------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/       8    8    7    6    6    6    5     4      4    3    2    0    0     0
--------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND        4    4    4    3    3    3    2     1      1    0    0    0    0     0
INCOME FUND/SM/
--------------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          9    9    8    7    7    7    6     5      5    4    3    2    0     0
OF AMERICA(R)
--------------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               9    9    8    8    8    8    6     5      5    4    3    2    1     0
INVESTORS FUND/SM/
--------------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   45   40   35   35   35   30    25     25   20   15   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)       4%   4%   5%   8%   8%   8%   8%    7%     6%   6%   5%   5%   5%    4%
--------------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)       3    3    5    6    6    6    6     9     12   12   15   15   15    18
--------------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)   3    3    5    6    6    6    6     9     12   12   15   15   15    18
--------------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   10   15   20   20   20   20    25     30   30   35   35   35    40
BOND
AMERICAN HIGH-INCOME            0%   0%   0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
TRUST/SM/
--------------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    0    0    0    0    0    5   10    10     10   10   10   10   10    10
--------------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)      0    0    0    0    0    5    5     5      5    5    0    0    0     0
--------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    0    5   10    15     15   20   25   25   25    25
OF AMERICA(R)
--------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0    0     0      0   10   15   20   25    25
OF AMERICA/SM/
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND/SM/
--------------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5    5   10   25   35    45     45   50   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 20

The following table details the percentage allocation of the 2040 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2040 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  30   25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND(R)                   7%   7%   7%   6%   4%   4%    2%     0%   0%   0%   0%   0%    0%
---------------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)      4    4    4    4    3    3     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    7    6    4    3     1      0    0    0    0    0     0
OF AMERICA(R)
---------------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)         4    4    4    3    0    0     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)         7    7    7    7    5    5     2      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              4    4    4    3    1    0     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)          7    7    7    6    3    0     0      0    0    0    0    0     0
---------------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   40   35   20   15     5      0    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)         8%   7%   6%   6%   6%   6%    6%     6%   5%   4%   3%   2%    0%
---------------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        7    6    5    5    5    5     4      4    4    3    3    2     0
INCOME FUND/SM/
---------------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/       8    7    6    6    6    5     4      4    3    2    0    0     0
---------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND        4    4    3    3    3    2     1      1    0    0    0    0     0
INCOME FUND/SM/
---------------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          9    8    7    7    7    6     5      5    4    3    2    0     0
OF AMERICA(R)
---------------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               9    8    8    8    8    6     5      5    4    3    2    1     0
INVESTORS FUND/SM/
---------------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   45   40   35   35   35   30    25     25   20   15   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)       4%   5%   8%   8%   8%   8%    7%     6%   6%   5%   5%   5%    4%
---------------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)       3    5    6    6    6    6     9     12   12   15   15   15    18
---------------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)   3    5    6    6    6    6     9     12   12   15   15   15    18
---------------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     10   15   20   20   20   20    25     30   30   35   35   35    40
BOND
AMERICAN HIGH-INCOME            0%   0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
TRUST/SM/
---------------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    0    0    0    0    5   10    10     10   10   10   10   10    10
---------------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)      0    0    0    0    5    5     5      5    5    0    0    0     0
---------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    0    5   10    15     15   20   25   25   25    25
OF AMERICA(R)
---------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0    0     0      0   10   15   20   25    25
OF AMERICA/SM/
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND/SM/
---------------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5    5   10   25   35    45     45   50   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 21

The following table details the percentage allocation of the 2035 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2035 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  25   20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND(R)                   7%   7%   6%   4%   4%    2%     0%   0%   0%   0%   0%    0%
----------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)      4    4    4    3    3     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
THE GROWTH FUND                 7    7    6    4    3     1      0    0    0    0    0     0
OF AMERICA(R)
----------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)         4    4    3    0    0     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)         7    7    7    5    5     2      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              4    4    3    1    0     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)          7    7    6    3    0     0      0    0    0    0    0     0
----------------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   40   35   20   15     5      0    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)         7%   6%   6%   6%   6%    6%     6%   5%   4%   3%   2%    0%
----------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        6    5    5    5    5     4      4    4    3    3    2     0
INCOME FUND/SM/
----------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/       7    6    6    6    5     4      4    3    2    0    0     0
----------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND        4    3    3    3    2     1      1    0    0    0    0     0
INCOME FUND/SM/
----------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          8    7    7    7    6     5      5    4    3    2    0     0
OF AMERICA(R)
----------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8    8    8    8    6     5      5    4    3    2    1     0
INVESTORS FUND/SM/
----------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   40   35   35   35   30    25     25   20   15   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)       5%   8%   8%   8%   8%    7%     6%   6%   5%   5%   5%    4%
----------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)       5    6    6    6    6     9     12   12   15   15   15    18
----------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)   5    6    6    6    6     9     12   12   15   15   15    18
----------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     15   20   20   20   20    25     30   30   35   35   35    40
BOND
AMERICAN HIGH-INCOME            0%   0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
TRUST/SM/
----------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    0    0    0    5   10    10     10   10   10   10   10    10
----------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)      0    0    0    5    5     5      5    5    0    0    0     0
----------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    0    5   10    15     15   20   25   25   25    25
OF AMERICA(R)
----------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0    0     0      0   10   15   20   25    25
OF AMERICA/SM/
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5    5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND/SM/
----------------------------------------------------------------------------------------------
BOND ALLOCATION                 5    5   10   25   35    45     45   50   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 22

The following table details the percentage allocation of the 2030 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2030 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  20   15   10   5    RETIRE  5    10   15   20   25    30

GROWTH
AMCAP FUND(R)                   7%   6%   4%   4%    2%     0%   0%   0%   0%   0%    0%
-----------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)      4    4    3    3     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
THE GROWTH FUND                 7    6    4    3     1      0    0    0    0    0     0
OF AMERICA(R)
-----------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)         4    3    0    0     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)         7    7    5    5     2      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              4    3    1    0     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)          7    6    3    0     0      0    0    0    0    0     0
-----------------------------------------------------------------------------------------
GROWTH ALLOCATION              40   35   20   15     5      0    0    0    0    0     0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)         6%   6%   6%   6%    6%     6%   5%   4%   3%   2%    0%
-----------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        5    5    5    5     4      4    4    3    3    2     0
INCOME FUND/SM/
-----------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/       6    6    6    5     4      4    3    2    0    0     0
-----------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND        3    3    3    2     1      1    0    0    0    0     0
INCOME FUND/SM/
-----------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          7    7    7    6     5      5    4    3    2    0     0
OF AMERICA(R)
-----------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8    8    8    6     5      5    4    3    2    1     0
INVESTORS FUND/SM/
-----------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35   35   35   30    25     25   20   15   10    5     0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)       8%   8%   8%   8%    7%     6%   6%   5%   5%   5%    4%
-----------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)       6    6    6    6     9     12   12   15   15   15    18
-----------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)   6    6    6    6     9     12   12   15   15   15    18
-----------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20   20   20   20    25     30   30   35   35   35    40
BOND
AMERICAN HIGH-INCOME            0%   0%   0%   0%    5%     5%   5%   0%   0%   0%    0%
TRUST/SM/
-----------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    0    0    5   10    10     10   10   10   10   10    10
-----------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)      0    0    5    5     5      5    5    0    0    0     0
-----------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0    0    5   10    15     15   20   25   25   25    25
OF AMERICA(R)
-----------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0    0    0    0     0      0   10   15   20   25    25
OF AMERICA/SM/
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT                 5   10   10   10    10     10    0    0    0    0     0
SECURITIES FUND/SM/
-----------------------------------------------------------------------------------------
BOND ALLOCATION                 5   10   25   35    45     45   50   50   55   60    60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 23

The following table details the percentage allocation of the 2025 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2025 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   15    10    5    RETIRE   5     10    15    20    25     30

GROWTH
AMCAP FUND(R)                   6%    4%    4%     2%     0%    0%    0%    0%    0%     0%
---------------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)      4     3     3      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
THE GROWTH FUND                 6     4     3      1      0     0     0     0     0      0
OF AMERICA(R)
---------------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)         3     0     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)         7     5     5      2      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              3     1     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)          6     3     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------------
GROWTH ALLOCATION              35    20    15      5      0     0     0     0     0      0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)         6%    6%    6%     6%     6%    5%    4%    3%    2%     0%
---------------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        5     5     5      4      4     4     3     3     2      0
INCOME FUND/SM/
---------------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/       6     6     5      4      4     3     2     0     0      0
---------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND        3     3     2      1      1     0     0     0     0      0
INCOME FUND/SM/
---------------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          7     7     6      5      5     4     3     2     0      0
OF AMERICA(R)
---------------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8     8     6      5      5     4     3     2     1      0
INVESTORS FUND/SM/
---------------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35    35    30     25     25    20    15    10     5      0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)       8%    8%    8%     7%     6%    6%    5%    5%    5%     4%
---------------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)       6     6     6      9     12    12    15    15    15     18
---------------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)   6     6     6      9     12    12    15    15    15     18
---------------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20    20    20     25     30    30    35    35    35     40
BOND
AMERICAN HIGH-INCOME            0%    0%    0%     5%     5%    5%    0%    0%    0%     0%
TRUST/SM/
---------------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    0     5    10     10     10    10    10    10    10     10
---------------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)      0     5     5      5      5     5     0     0     0      0
---------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          0     5    10     15     15    20    25    25    25     25
OF AMERICA(R)
---------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0     0     0      0      0    10    15    20    25     25
OF AMERICA/SM/
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT                10    10    10     10     10     0     0     0     0      0
SECURITIES FUND/SM/
---------------------------------------------------------------------------------------------
BOND ALLOCATION                10    25    35     45     45    50    50    55    60     60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 24

The following table details the percentage allocation of the 2020 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2020 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   10    5    RETIRE   5     10    15    20    25     30

GROWTH
AMCAP FUND(R)                   4%    4%     2%     0%    0%    0%    0%    0%     0%
---------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)      3     3      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
THE GROWTH FUND                 4     3      1      0     0     0     0     0      0
OF AMERICA(R)
---------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)         0     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)         5     5      2      0     0     0     0     0      0
---------------------------------------------------------------------------------------
NEW WORLD FUND/SM/              1     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)          3     0      0      0     0     0     0     0      0
---------------------------------------------------------------------------------------
GROWTH ALLOCATION              20    15      5      0     0     0     0     0      0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)         6%    6%     6%     6%    5%    4%    3%    2%     0%
---------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND        5     5      4      4     4     3     3     2      0
INCOME FUND/SM/
---------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/       6     5      4      4     3     2     0     0      0
---------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND        3     2      1      1     0     0     0     0      0
INCOME FUND/SM/
---------------------------------------------------------------------------------------
THE INVESTMENT COMPANY          7     6      5      5     4     3     2     0      0
OF AMERICA(R)
---------------------------------------------------------------------------------------
WASHINGTON MUTUAL               8     6      5      5     4     3     2     1      0
INVESTORS FUND/SM/
---------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION   35    30     25     25    20    15    10     5      0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)       8%    8%     7%     6%    6%    5%    5%    5%     4%
---------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)       6     6      9     12    12    15    15    15     18
---------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)   6     6      9     12    12    15    15    15     18
---------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                     20    20     25     30    30    35    35    35     40
BOND
AMERICAN HIGH-INCOME            0%    0%     5%     5%    5%    0%    0%    0%     0%
TRUST/SM/
---------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    5    10     10     10    10    10    10    10     10
---------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)      5     5      5      5     5     0     0     0      0
---------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          5    10     15     15    20    25    25    25     25
OF AMERICA(R)
---------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            0     0      0      0    10    15    20    25     25
OF AMERICA/SM/
---------------------------------------------------------------------------------------
U.S. GOVERNMENT                10    10     10     10     0     0     0     0      0
SECURITIES FUND/SM/
---------------------------------------------------------------------------------------
BOND ALLOCATION                25    35     45     45    50    50    55    60     60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 25

The following table details the percentage allocation of the 2015 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2015 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT   5     RETIRE   5      10     15     20     25      30

GROWTH
AMCAP FUND(R)                    4%     2%      0%     0%     0%     0%     0%      0%
----------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)       3      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
THE GROWTH FUND                  3      1       0      0      0      0      0       0
OF AMERICA(R)
----------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)          0      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)          5      2       0      0      0      0      0       0
----------------------------------------------------------------------------------------
NEW WORLD FUND/SM/               0      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)           0      0       0      0      0      0      0       0
----------------------------------------------------------------------------------------
GROWTH ALLOCATION               15      5       0      0      0      0      0       0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)          6%     6%      6%     5%     4%     3%     2%      0%
----------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND         5      4       4      4      3      3      2       0
INCOME FUND/SM/
----------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/        5      4       4      3      2      0      0       0
----------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND         2      1       1      0      0      0      0       0
INCOME FUND/SM/
----------------------------------------------------------------------------------------
THE INVESTMENT COMPANY           6      5       5      4      3      2      0       0
OF AMERICA(R)
----------------------------------------------------------------------------------------
WASHINGTON MUTUAL                6      5       5      4      3      2      1       0
INVESTORS FUND/SM/
----------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION    30     25      25     20     15     10      5       0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)        8%     7%      6%     6%     5%     5%     5%      4%
----------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)        6      9      12     12     15     15     15      18
----------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)    6      9      12     12     15     15     15      18
----------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                      20     25      30     30     35     35     35      40
BOND
AMERICAN HIGH-INCOME             0%     5%      5%     5%     0%     0%     0%      0%
TRUST/SM/
----------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    10     10      10     10     10     10     10      10
----------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)       5      5       5      5      0      0      0       0
----------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          10     15      15     20     25     25     25      25
OF AMERICA(R)
----------------------------------------------------------------------------------------
SHORT-TERM BOND FUND             0      0       0     10     15     20     25      25
OF AMERICA/SM/
----------------------------------------------------------------------------------------
U.S. GOVERNMENT                 10     10      10      0      0      0      0       0
SECURITIES FUND/SM/
----------------------------------------------------------------------------------------
BOND ALLOCATION                 35     45      45     50     50     55     60      60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 26

The following table details the percentage allocation of the 2010 fund to the underlying American Funds as of January 1, 2010/*/:

[graphic]

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND (R)

[chart illustrating the investment strategy of the 2010 fund over time.]

[end graphic]

YEARS TO AND AFTER RETIREMENT  RETIRE    5       10      15      20      25       30

GROWTH
AMCAP FUND(R)                    2%      0%      0%      0%      0%      0%       0%
---------------------------------------------------------------------------------------
EUROPACIFIC GROWTH FUND(R)       0       0       0       0       0       0        0
---------------------------------------------------------------------------------------
THE GROWTH FUND                  1       0       0       0       0       0        0
OF AMERICA(R)
---------------------------------------------------------------------------------------
THE NEW ECONOMY FUND(R)          0       0       0       0       0       0        0
---------------------------------------------------------------------------------------
NEW PERSPECTIVE FUND(R)          2       0       0       0       0       0        0
---------------------------------------------------------------------------------------
NEW WORLD FUND/SM/               0       0       0       0       0       0        0
---------------------------------------------------------------------------------------
SMALLCAP WORLD FUND(R)           0       0       0       0       0       0        0
---------------------------------------------------------------------------------------
GROWTH ALLOCATION                5       0       0       0       0       0        0
GROWTH-AND-INCOME
AMERICAN MUTUAL FUND(R)          6%      6%      5%      4%      3%      2%       0%
---------------------------------------------------------------------------------------
CAPITAL WORLD GROWTH AND         4       4       4       3       3       2        0
INCOME FUND/SM/
---------------------------------------------------------------------------------------
FUNDAMENTAL INVESTORS/SM/        4       4       3       2       0       0        0
---------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND         1       1       0       0       0       0        0
INCOME FUND/SM/
---------------------------------------------------------------------------------------
THE INVESTMENT COMPANY           5       5       4       3       2       0        0
OF AMERICA(R)
---------------------------------------------------------------------------------------
WASHINGTON MUTUAL                5       5       4       3       2       1        0
INVESTORS FUND/SM/
---------------------------------------------------------------------------------------
GROWTH-AND-INCOME ALLOCATION    25      25      20      15      10       5        0
EQUITY-INCOME AND BALANCED
AMERICAN BALANCED FUND(R)        7%      6%      6%      5%      5%      5%       4%
---------------------------------------------------------------------------------------
CAPITAL INCOME BUILDER(R)        9      12      12      15      15      15       18
---------------------------------------------------------------------------------------
THE INCOME FUND OF AMERICA(R)    9      12      12      15      15      15       18
---------------------------------------------------------------------------------------
EQUITY-INCOME AND BALANCED
ALLOCATION                      25      30      30      35      35      35       40
BOND
AMERICAN HIGH-INCOME             5%      5%      5%      0%      0%      0%       0%
TRUST/SM/
---------------------------------------------------------------------------------------
THE BOND FUND OF AMERICA/SM/    10      10      10      10      10      10       10
---------------------------------------------------------------------------------------
CAPITAL WORLD BOND FUND(R)       5       5       5       0       0       0        0
---------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND          15      15      20      25      25      25       25
OF AMERICA(R)
---------------------------------------------------------------------------------------
SHORT-TERM BOND FUND             0       0      10      15      20      25       25
OF AMERICA/SM/
---------------------------------------------------------------------------------------
U.S. GOVERNMENT                 10      10       0       0       0       0        0
SECURITIES FUND/SM/
---------------------------------------------------------------------------------------
BOND ALLOCATION                 45      45      50      50      55      60       60

* The investment adviser may periodically rebalance or modify the asset mix of the fund and change the underlying investments.

            American Funds Target Date Retirement Series -- Page 27

                            MANAGEMENT OF THE SERIES

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

                                                                 NUMBER OF
 NAME, AGE AND                                                 PORTFOLIOS/3/
 POSITION WITH SERIES             PRINCIPAL OCCUPATION(S)        OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED/2/)          DURING PAST FIVE YEARS        BY DIRECTOR            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 73           Private investor and                 38         Anworth Mortgage Asset
 Chairman of the Board         corporate director; former                      Corporation; Office Depot,
 (Independent and Non-         Chairman of the Board,                          Inc.
 Executive) (2007)             In-Q-Tel, Inc. (technology
                               venture company funded
                               principally by the Central
                               Intelligence Agency); former
                               Chairman of the Board,
                               President and CEO,
                               Telecredit, Inc. (payment
                               services)
-----------------------------------------------------------------------------------------------------------
 William H. Baribault, 64      Chairman of the Board and            38         None
 Director (2009)               CEO, Oakwood Enterprises
                               (private investment and
                               consulting); former Chairman
                               of the Board, President and
                               CEO, Professional Business
                               Bank (financial services for
                               small businesses); former
                               President and CEO, Henry
                               Company (building products)

-----------------------------------------------------------------------------------------------------------
 James G. Ellis, 63            Dean and Professor of                41         Quiksilver, Inc.
 Director (2010)               Marketing, Marshall School of
                               Business, University of
                               Southern California
-----------------------------------------------------------------------------------------------------------
 Martin Fenton, 74             Chairman of the Board, Senior        41         Capital Private Client
 Director (2007)               Resource Group LLC                              Services Funds
                               (development and management
                               of senior living communities)

-----------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 63         President and CEO, Fuller            41         None
 Director (2007)               Consulting (financial
                               management consulting firm)

-----------------------------------------------------------------------------------------------------------
 W. Scott Hedrick, 64          Founding General Partner,            38         Hot Topic, Inc.;
 Director (2007)               InterWest Partners (a venture                   Office Depot, Inc.
                               capital firm)
-----------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 63           Private investor; former             44         JPMorgan Value
 Director (2010)               President, Dumbarton Group                      Opportunities Fund, Inc.;
                               LLC (securities industry                        The Swiss Helvetia Fund,
                               consulting); former Executive                   Inc.
                               Vice President - Policy and
                               Oversight, NASD
-----------------------------------------------------------------------------------------------------------
 Merit E. Janow, 52            Professor, Columbia                  41         The NASDAQ Stock Market
 Director (2007)               University, School of                           LLC; Trimble Navigation
                               International and Public                        Limited
                               Affairs; former Member, World
                               Trade Organization Appellate
                               Body
-----------------------------------------------------------------------------------------------------------
 Laurel B. Mitchell, Ph.D.,    Director, Accounting Program,        38         None
 54                            University of Redlands
 Director (2010)
-----------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 66          Principal, The Sanchez Family        38         None
 Director (2010)               Corporation dba McDonald's
                               Restaurants (McDonald's
                               licensee)
-----------------------------------------------------------------------------------------------------------
 Margaret Spellings, 52        President and CEO, Margaret          38         None
 Director (2010)               Spellings & Company; former
                               United States Secretary of
                               Education, United States
                               Department of Education -
                               Federal Government Agency;
                               former Assistant to the
                               President for Domestic
                               Policy, The White House -
                               Federal Government, Executive
                               Branch - Domestic Policy

-----------------------------------------------------------------------------------------------------------
 Steadham Upham, Ph.D., 61     President and Professor of           41         None
 Director (2010)               Anthropology, The University
                               of Tulsa; former President
                               and Professor of Archaeology,
                               Claremont Graduate University
-----------------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 28

[This page is intentionally left blank for this filing.]

            American Funds Target Date Retirement Series -- Page 29

"INTERESTED" DIRECTORS/5,6/

                                  PRINCIPAL OCCUPATION(S)
                                  DURING PAST FIVE YEARS
 NAME, AGE AND                         AND POSITIONS             NUMBER OF
 POSITION WITH SERIES          HELD WITH AFFILIATED ENTITIES   PORTFOLIOS/3/
 (YEAR FIRST ELECTED           OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)             OF THE SERIES            BY DIRECTOR            BY DIRECTOR
-----------------------------------------------------------------------------------------------------------

 James B. Lovelace, 54         Senior Vice President -              12         None
 Vice Chairman of the Board    Capital Research Global
 (2007)                        Investors, Capital Research
                               and Management Company;
                               Director, The Capital Group
                               Companies, Inc.*
-----------------------------------------------------------------------------------------------------------
 Michael J. Downer, 55         Director, Senior Vice                10         None
 President (2006)              President, Secretary and
                               Coordinator of Legal and
                               Compliance - Capital Research
                               and Management Company;
                               Director, American Funds
                               Distributors, Inc.*; Chairman
                               of the Board, Capital Bank
                               and Trust Company*

-----------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

Catherine L. Heron, 63   Senior Vice President and Senior Counsel - Fund
Executive Vice           Business Management Group, Capital Research and
President (2007)         Management Company; Senior Vice President and General
                         Counsel, Capital Bank and Trust Company*
-------------------------------------------------------------------------------
Alan N. Berro, 49        Senior Vice President - Capital World Investors,
Senior Vice President    Capital Research and Management Company
(2007)
-------------------------------------------------------------------------------
Joyce E. Gordon, 53      Senior Vice President - Capital Research Global
Senior Vice President    Investors, Capital Research and Management Company;
(2007)                   Director, Capital Research and Management Company
-------------------------------------------------------------------------------
Nicholas J. Grace, 44    Senior Vice President - Capital World Investors,
Senior Vice President    Capital Research Company*
(2007)
-------------------------------------------------------------------------------
John H. Smet, 53         Senior Vice President - Fixed Income, Capital
Senior Vice President    Research and Management Company; Director, The
(2007)                   Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
Steven I. Koszalka, 46   Vice President - Fund Business Management Group,
Secretary (2006)         Capital Research and Management Company
-------------------------------------------------------------------------------
Brian D. Bullard, 40     Senior Vice President - Fund Business Management
Treasurer (2008)         Group, Capital Research and Management Company;
                         former Chief Accountant, Division of Investment
                         Management, United States Securities and Exchange
                         Commission
-------------------------------------------------------------------------------
Gregory F. Niland, 38    Vice President - Fund Business Management Group,
Assistant Treasurer      Capital Research and Management Company
(2007)
-------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 30

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director refers to a director who is not an "interested person" of the series within the meaning of the 1940 Act.

2 Directors and officers of the series serve until their resignation, removal or retirement.
 3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
 which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.
5 "Interested persons" of the series within the meaning of the 1940 Act, on the basis of their affiliation with the series' investment adviser, Capital
 Research and Management Company, or affiliated entities (including the series'
 principal underwriter).
6 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

            American Funds Target Date Retirement Series -- Page 31

 FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2009:

                                                                               AGGREGATE
                                                                                DOLLAR
                                                                              RANGE/1/ OF
                                                                              INDEPENDENT
                                            AGGREGATE                          DIRECTORS
                                         DOLLAR RANGE/1/                        DEFERRED
                                            OF SHARES         DOLLAR        COMPENSATION/3/
                                            OWNED IN        RANGE/1/ OF       ALLOCATED TO
                                            ALL FUNDS       INDEPENDENT        ALL FUNDS
                                             IN THE          DIRECTORS          WITHIN
                        DOLLAR RANGE/1/     AMERICAN         DEFERRED          AMERICAN
                            OF FUND           FUNDS       COMPENSATION/3/        FUNDS
                        SHARES OWNED/2/  FAMILY OVERSEEN      ALLOCATED     FAMILY OVERSEEN
         NAME              IN SERIES       BY DIRECTOR        TO FUND         BY DIRECTOR
--------------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
--------------------------------------------------------------------------------------------
 Lee A. Ault III         Over $100,000    Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 William H. Baribault        None             None              N/A               N/A
--------------------------------------------------------------------------------------------
 James G. Ellis/4/           None         Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Martin Fenton             $10,001 -      Over $100,000      $10,001 -       Over $100,000
                            $50,000                           $50,000
--------------------------------------------------------------------------------------------
 Leonard R. Fuller       $1 - $10,000       $50,001 -           N/A          Over $100,000
                                            $100,000
--------------------------------------------------------------------------------------------
 W. Scott Hedrick            None             None              N/A               N/A
--------------------------------------------------------------------------------------------
 R. Clark Hooper/4/          None         Over $100,000         N/A          Over $100,000
--------------------------------------------------------------------------------------------
 Merit E. Janow          $1 - $10,000     Over $100,000         N/A               N/A
--------------------------------------------------------------------------------------------
 Laurel B.                   None           $10,001 -           N/A               N/A
 Mitchell/4/                                 $50,000
--------------------------------------------------------------------------------------------
 Frank M. Sanchez/4/         None           $10,001 -           N/A               N/A
                                             $50,000
--------------------------------------------------------------------------------------------
 Margaret                    None             None              N/A               N/A
 Spellings/4/
--------------------------------------------------------------------------------------------
 Steadman Upham/4/           None         Over $100,000         N/A          Over $100,000
--------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 32

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                          DOLLAR RANGE/1/                 ALL FUNDS
                              OF FUND                       IN THE
                          SHARES OWNED/2/               AMERICAN FUNDS
       NAME                  IN SERIES                 FAMILY OVERSEEN
                                                         BY DIRECTOR
-----------------------------------------------------------------------------
 "INTERESTED" DIRECTORS
-----------------------------------------------------------------------------
 Michael J. Downer       $10,001 - $50,000            $10,001 - $50,000
-----------------------------------------------------------------------------
 James B. Lovelace       $50,001 - $100,000             Over $100,000
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.  The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Shares of the funds in the series are only available through tax-deferred retirement plans and IRAs. The role these funds would play in a director's investment portfolio will vary and depend on a number of factors including tax, retirement plan coverage and plan terms, and other retirement planning considerations. A director may have exposure to the funds in the series through an allocation of some or all of their nonqualified deferred compensation account.
3 Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.
 4 James G. Ellis, R. Clark Hooper, Laurel B. Mitchell, Frank M. Sanchez,
 Margaret Spellings and Steadman Upham were newly elected to the board effective
 January 1, 2010.

DIRECTOR COMPENSATION -- No compensation is paid by the series to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The series typically will pay each independent director an annual fee, which ranges from $500 to $2,000, based primarily on the total number of board clusters on which that independent director serves.

In addition, the series generally will pay independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The series and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of series expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the series. The series also reimburses certain expenses of the independent directors.

            American Funds Target Date Retirement Series -- Page 33

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED OCTOBER 31, 2009

                                                        TOTAL COMPENSATION (INCLUDING
                         AGGREGATE COMPENSATION     VOLUNTARILY DEFERRED COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY           FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)      CAPITAL RESEARCH AND MANAGEMENT
         NAME                FROM THE SERIES            COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------

 Lee A. Ault                     $10,808                          $175,116
------------------------------------------------------------------------------------------
 William H. Baribault              4,313                            97,456
------------------------------------------------------------------------------------------
 James G. Ellis/4/                None/4/                          227,511
------------------------------------------------------------------------------------------
 Martin Fenton/3/                  7,417                           436,278
------------------------------------------------------------------------------------------
 Leonard R. Fuller/3/              7,556                           359,173
------------------------------------------------------------------------------------------
 W. Scott Hedrick                  9,582                           139,943
------------------------------------------------------------------------------------------
 R. Clark Hooper/4/               None/4/                          392,066
------------------------------------------------------------------------------------------
 Merit E. Janow                    4,561                           221,633
------------------------------------------------------------------------------------------
 Laurel B.                        None/4/                          111,738
 Mitchell/4/
------------------------------------------------------------------------------------------
 Frank M. Sanchez/4/              None/4/                          154,282
------------------------------------------------------------------------------------------
 Margaret                         None/4/                           61.294
 Spellings/4/
------------------------------------------------------------------------------------------
 Steadman Upham/4/                None/4/                          247,541
------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the series in 2007. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended October 31, 2009 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,/(R)/ Inc.,
 which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is available to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the series (plus earnings thereon) through the 2009 fiscal year for participating directors is as follows: Martin Fenton ($29,353)
 and Leonard R. Fuller ($1,867). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the series until paid to the directors.
 4 James G. Ellis, R. Clark Hooper, Laurel B. Mitchell, Frank M. Sanchez,
 Margaret Spellings and Steadman Upham were newly elected to the board effective
 January 1, 2010.

As of May 1, 2010, the officers and directors of the series and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the series.

SERIES ORGANIZATION AND THE BOARD OF DIRECTORS -- The series, an open-end, diversified management investment company, was organized as a Maryland corporation on November 6, 2006. At a meeting of the fund's shareholders on
November 24, 2009, shareholders approved the reorganization of the series to a
Delaware statutory trust. The reorganization is expected to be completed in 2010 or early 2011; however, the series reserves the right to delay the implementation. A summary comparison of the governing documents and state laws affecting the Delaware statutory trust and the current form of organization of the series can be found in a joint proxy statement available on the SEC's website at sec.gov. Although the board of directors has

            American Funds Target Date Retirement Series -- Page 34

delegated day-to-day oversight to the investment adviser, all series operations are supervised by its board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a corporation are managed under the direction of the board of directors, and all powers of the corporation are exercised by or under the authority of the board except as reserved to the shareholders by law or the corporation's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the series, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

The series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of directors may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the series' rule 18f-3
Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all funds and classes of the series vote together on matters that affect all funds and share classes in substantially the same manner. Each fund or share class votes separately on matters that affect that fund or class alone.

The series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the series will hold a meeting at which any member of the board could be removed by a majority vote.

The series' articles of incorporation and by-laws as well as separate indemnification agreements that the series has entered into with independent directors provide in effect that, subject to certain conditions, the series will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the series.
However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Certain directors and officers of the series may also serve in similar positions with some of the underlying funds. Thus, if the interests of one of the funds in the series and the underlying funds were ever to diverge, it is possible that an issue could arise and affect how the directors and officers fulfill their fiduciary duties to that fund. The series has been structured to minimize these concerns. However, conceivably, a situation could occur where proper action for one of the funds in the series could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and Capital Research and

            American Funds Target Date Retirement Series -- Page 35

Management Company will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential issue.

COMMITTEES OF THE BOARD OF DIRECTORS -- The series has an audit committee comprised of William H. Baribault, Leonard R. Fuller, W. Scott Hedrick and R.
Clark Hooper, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee provides oversight regarding the series'
accounting and financial reporting policies and practices, its internal controls and the internal controls of the series' principal service providers. The committee acts as a liaison between the series' independent registered public accounting firm and the full board of directors. Four audit committee meetings were held during the 2009 fiscal year.

The series has a contracts committee comprised of Lee A. Ault III, William H.
Baribault, James G. Ellis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick,
R. Clark Hooper, Merit E. Janow, Laurel B. Mitchell, Frank M. Sanchez, Margaret
Spellings and Steadman Upham, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the series may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2009 fiscal year.

The series has a nominating and governance committee comprised of Lee A. Ault
III, William H. Baribault, James G. Ellis, R. Clark Hooper, Merit E. Janow and
Laurel B. Mitchell, none of whom is an "interested person" of the series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the series, addressed to the series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Three nominating and governance committee meetings were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The series' investment adviser, in consultation with the series' board, has adopted Proxy Voting Procedures and
Principles for American Funds Target Date Retirement Series (the "Principles")
with respect to voting proxies of securities held by the funds. The American
Funds Target Date Retirement Series and its investment adviser, Capital Research and Management Company, are committed to acting in the best interests of the shareholders of each fund in the series. Each fund in the series will principally invest in other American Funds. If an underlying fund has a shareholder meeting, a fund will vote its shares in the underlying fund in the same proportion as the votes of the other shareholders of the underlying fund.
In the unlikely event that a fund should have to vote a proxy that is not a proxy of an underlying fund, the fund will vote in accordance with the
Principles adopted by the underlying funds. For information on the proxy voting procedures and Principles for each of the underlying funds, please see the statement of additional information for each underlying fund.

            American Funds Target Date Retirement Series -- Page 36

Information regarding how the series and each underlying fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180,
(b) on the American Funds website at americanfunds.com and (c) on the SEC's website at sec.gov. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the
American Funds website.

 PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on May 1, 2010. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2055

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Edward D. Jones & Co.                              Record      Class A        20.04%
 Omnibus Account                                                Class R-1       6.62
 Maryland Heights, MO
---------------------------------------------------------------------------------------
 Westborn Chrysler Plymouth                         Record      Class A         6.88
 401K Plan                                          Beneficial
 Saline, MI
---------------------------------------------------------------------------------------
 Westborn Chrysler Plymouth                         Record      Class A         6.85
 401K Plan                                          Beneficial
 Harrison Township, MI
---------------------------------------------------------------------------------------
 CB&T IRA                                           Record      Class A         5.40
 FBO Individual Investor                            Beneficial
 Bel Air, MD
---------------------------------------------------------------------------------------
 Capital Research & Management Company              Record      Class R-1      93.38
 Corporate Account                                              Class R-4       5.61
 Los Angeles, CA                                                Class R-5      39.77
                                                                Class R-6      22.52
---------------------------------------------------------------------------------------
 Ryan Mercado Worthington, LLP                      Record      Class R-2      25.25
 401K Plan                                          Beneficial
 San Diego, CA
---------------------------------------------------------------------------------------
 Software Technology Group                          Record      Class R-2      15.18
 401K Plan                                          Beneficial
 Englewood, CO
---------------------------------------------------------------------------------------
 Texas Economic Develop Council                     Record      Class R-2      13.21
 401K Plan                                          Beneficial
 Austin, TX
---------------------------------------------------------------------------------------
 W R Taylor & Company, LLC                          Record      Class R-2      12.70
 401K Plan                                          Beneficial
 Birmingham, AL
---------------------------------------------------------------------------------------
 Furst-McNess Company                               Record      Class R-2       7.03
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The Eye Center                                     Record      Class R-3      61.23
 401K Plan                                          Beneficial
 Lebanon, TN
---------------------------------------------------------------------------------------
 Fire Safety First                                  Record      Class R-3      20.96
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 Smith Group                                        Record      Class R-4      38.10
 Retirement Plan                                    Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 BMW Constructors, Inc.                             Record      Class R-4      28.24
 Retirement Plan                                    Beneficial
 Englewood, CO
---------------------------------------------------------------------------------------
 EBMS                                               Record      Class R-4       8.58
 Retirement Plan                                    Beneficial
 Billings, MT
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      41.12
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Q Services Company                                 Record      Class R-5       9.32
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The People's Bancorporation                        Record      Class R-5       7.55
 401K Plan                                          Beneficial
 Greenville, SC
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      77.48
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 37

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2050

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Specialty Welding and Fabrication of NY, Inc.      Record      Class R-1       9.14%
 401K Plan                                          Beneficial
 Utica, NY
---------------------------------------------------------------------------------------
 First Clearing, LLC                                Record      Class R-1       7.56
 Custody Account
 St. Louis, MO
---------------------------------------------------------------------------------------
 Blue Pearl Veterinary Partners                     Record      Class R-1       7.39
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 South Point Hotel & Casino                         Record      Class R-2       5.23
 401K Plan                                          Beneficial
 Denver, CO
---------------------------------------------------------------------------------------
 Career Education Corporation                       Record      Class R-3      14.48
 Retirement Plan                                    Beneficial
 Hoffman Est, IL
---------------------------------------------------------------------------------------
 Halff Associates, Inc.                             Record      Class R-4       5.38
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      49.59
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 O'Connor Hospital                                  Record      Class R-5       6.84
 403B Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      41.78
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                         Record      Class R-6      14.07
 Custody Account
 San Francisco, CA
---------------------------------------------------------------------------------------
 Group Health Cooperative of                        Record      Class R-6      11.35
 South Central Wisconsin
 Retirement Plan                                    Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Urology Associates of North Texas, LLP             Record      Class R-6       9.67
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 38

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2045

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Premier Brokerage Services, Inc.                   Record      Class R-1      17.88%
 401K Plan                                          Beneficial
 Jenkintown, PA
---------------------------------------------------------------------------------------
 Orchard Trust Co., LLC                             Record      Class R-1      12.55
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 Universal Property & Casualty                      Record      Class R-1       7.32
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 Pierson Automotive                                 Record      Class R-1       5.91
 401K Plan                                          Beneficial
 Middletown, OH
---------------------------------------------------------------------------------------
 Pershing, LLC                                      Record      Class R-1       5.01
 Jersey City, NJ
---------------------------------------------------------------------------------------
 Career Education Corporation                       Record      Class R-3      10.24
 Retirement Plan                                    Beneficial
 Hoffman Est, IL
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      47.99
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Merrill Lynch                                      Record      Class R-5      12.11
 Omnibus Account
 Jacksonville, FL
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      78.00
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Nationwide Trust Company                           Record      Class R-6       5.11
 Columbus, OH
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 39

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2040

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Pershing, LLC                                      Record      Class A         5.40%
 Jersey City, NJ
---------------------------------------------------------------------------------------
 Blue Pearl Veterinary Partners                     Record      Class R-1       8.99
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 CMSI Group, Inc.                                   Record      Class R-1       5.68
 401K Plan                                          Beneficial
 Columbia, MD
---------------------------------------------------------------------------------------
 Career Education Corporation                       Record      Class R-3       5.76
 Retirement Plan                                    Beneficial
 Hoffman Est, IL
---------------------------------------------------------------------------------------
 Prohealth                                          Record      Class R-4      10.06
 401K Plan                                          Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      32.75
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Orchard Trust Co., LLC                             Record      Class R-5      16.54
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 Merrill Lynch                                      Record      Class R-5       6.71
 Omnibus Account
 Jacksonville, FL
---------------------------------------------------------------------------------------
 Hennepin Faculty Association                       Record      Class R-5       5.01
 Retirement Plan                                    Beneficial
 Minneapolis, MN
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      43.72
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Foth & Van Dyke & Associates                       Record      Class R-6      17.71
 401K Plan                                          Beneficial
 Green Bay, WI
---------------------------------------------------------------------------------------
 Marshall & Ilsley Trust Co.                        Record      Class R-6       8.33
 FBO Retirement Plan                                Beneficial
 Milwaukee, WI
---------------------------------------------------------------------------------------
 Group Health Cooperative of                        Record      Class R-6       8.16
 South Central Wisconsin
 Retirement Plan                                    Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Nationwide Trust Company                           Record      Class R-6       6.13
 Columbus, OH
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 40

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2035

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Orchard Trust Co., LLC                             Record      Class R-1      14.09%
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 Universal Property & Casualty                      Record      Class R-1       7.62
 401K Plan                                          Beneficial
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 Swope Medical Group                                Record      Class R-1       5.91
 401K Plan                                          Beneficial
 Nevada City, CA
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      46.68
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Merrill Lynch                                      Record      Class R-5       5.89
 Omnibus Account
 Jacksonville, FL
---------------------------------------------------------------------------------------
 Fox Valley                                         Record      Class R-5       5.24
 Retirement Plan                                    Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      64.03
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Nationwide Trust Company                           Record      Class R-6      14.25
 Columbus, OH
---------------------------------------------------------------------------------------
 BPM                                                Record      Class R-6       7.25
 401K Plan                                          Beneficial
 Denver, CO
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 41

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2030

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Edward D. Jones & Co.                              Record      Class A         7.41%
 Omnibus Account
 Maryland Heights, MO
---------------------------------------------------------------------------------------
 401K Plan                                          Beneficial  Class R-1       5.51
 Pittsburgh, PA
---------------------------------------------------------------------------------------
 Prohealth                                          Record      Class R-4      11.62
 401K Plan                                          Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      30.96
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Orchard Trust Co. LLC                              Record      Class R-5      28.94
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      27.52
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Urology Associates of North Texas, LLP             Record      Class R-6      18.21
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 Foth & Van Dyke & Associates                       Record      Class R-6      14.97
 401K Plan                                          Beneficial
 Green Bay, WI
---------------------------------------------------------------------------------------
 Group Health Cooperative of                        Record      Class R-6      13.17
 South Central Wisconsin
 Retirement Plan                                    Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Marshall & Ilsley Trust Co.                        Record      Class R-6       7.66
 FBO Retirement Plan                                Beneficial
 Milwaukee, WI
---------------------------------------------------------------------------------------
 Nationwide Trust Company                           Record      Class R-6       5.92
 Columbus, OH
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 42

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2025

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Orchard Trust Co., LLC                             Record      Class R-1      13.02%
 401K Plan                                          Beneficial  Class R-4       6.03
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      37.52
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Fox Valley                                         Record      Class R-5       6.96
 Retirement Plan                                    Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      57.25
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Nationwide Trust Company                           Record      Class R-6      13.63
 Columbus, OH
---------------------------------------------------------------------------------------
 Conlins Pharmacy, Inc.                             Record      Class R-6       9.15
 Retirement Plan                                    Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2020

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Edward D. Jones & Co.                              Record      Class A         5.59%
 Omnibus Account
 Maryland Heights, MO
---------------------------------------------------------------------------------------
 Prohealth                                          Record      Class R-4      11.07
 401K Plan                                          Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Orchard Trust Co. LLC                              Record      Class R-5      20.10
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      17.55
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      28.56
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Group Health Cooperative of                        Record      Class R-6      15.49
 South Central Wisconsin
 Retirement Plan                                    Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Washington Administrative Services                 Record      Class R-6      10.70
 401K Plan                                          Beneficial
 New York, NY
---------------------------------------------------------------------------------------
 Foth & Van Dyke & Associates                       Record      Class R-6      10.51
 401K Plan                                          Beneficial
 Green Bay, WI
---------------------------------------------------------------------------------------
 Nationwide Trust Company                           Record      Class R-6       6.99
 Columbus, OH
---------------------------------------------------------------------------------------
 Marshall & Ilsley Trust Co.                        Record      Class R-6       6.62
 FBO Retirement Plan                                Beneficial
 Milwaukee, WI
---------------------------------------------------------------------------------------
 Group Health Cooperative of                        Record      Class R-6       5.40
 South Central Wisconsin
 403B Plan                                          Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Niagara Family Medicine Associates                 Record      Class R-6       5.10
 401K Plan                                          Beneficial
 Niagara Falls, NY
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 43

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2015

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Edward D. Jones & Co.                              Record      Class A         5.45%
 Omnibus Account
 Maryland Heights, MO
---------------------------------------------------------------------------------------
 First Clearing, LLC                                Record      Class A         5.05
 Custody Account
 St. Louis, MO
---------------------------------------------------------------------------------------
 Orchard Trust Co., LLC                             Record      Class R-1       7.52
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 Corning Implement Co., Inc.                        Record      Class R-1       7.40
 Retirement Plan                                    Beneficial
 Ridgeland, MS
---------------------------------------------------------------------------------------
 Smith Fuel Co., Inc.                               Record      Class R-1       5.60
 Retirement Plan                                    Beneficial
 Lake City, SC
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      17.34
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Fox Valley                                         Record      Class R-5       8.36
 Retirement Plan                                    Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------
 MG Trust Co.                                       Record      Class R-5       6.67
 FBO Retirement Plan                                Beneficial
 Denver, CO
---------------------------------------------------------------------------------------
 Merrill Lynch                                      Record      Class R-5       5.64
 Omnibus Account
 Jacksonville, FL
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      63.36
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Washington Administrative Services                 Record      Class R-6       8.67
 401K Plan                                          Beneficial
 New York, NY
---------------------------------------------------------------------------------------
 Nationwide Trust Company                           Record      Class R-6       6.58
 Columbus, OH
---------------------------------------------------------------------------------------
 Urology Associates of North Texas, LLP             Record      Class R-6       5.49
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 BPM                                                Record      Class R-6       5.00
 401K Plan                                          Beneficial
 Denver, CO
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 44

AMERICAN FUNDS TARGET DATE RETIREMENT FUND 2010

                NAME AND ADDRESS                    OWNERSHIP   OWNERSHIP PERCENTAGE
---------------------------------------------------------------------------------------

 Edward D. Jones & Co.                              Record      Class A         9.16%
 Omnibus Account
 Maryland Heights, MO
---------------------------------------------------------------------------------------
 First Clearing, LLC                                Record      Class A         6.82
 Custody Account
 St. Louis, MO
---------------------------------------------------------------------------------------
 Pershing, LLC                                      Record      Class A         5.52
 Jersey City, NJ
---------------------------------------------------------------------------------------
 Horizon Corporation                                Record      Class R-1      11.84
 401K Plan                                          Beneficial
 Atlanta, GA
---------------------------------------------------------------------------------------
 Retirement Plan                                    Beneficial  Class R-1      11.70
 Glendale, CA
---------------------------------------------------------------------------------------
 Glen Wok Corporation                               Record      Class R-1       5.13
 Retirement Plan                                    Beneficial
 Beverly Hills, CA
---------------------------------------------------------------------------------------
 Career Education Corporation                       Record      Class R-3       6.24
 Retirement Plan                                    Beneficial
 Hoffman Est, IL
---------------------------------------------------------------------------------------
 Prohealth                                          Record      Class R-4       6.87
 401K Plan                                          Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Trust Co. of Sterne Agee                           Record      Class R-5      15.12
 Retirement Plan                                    Beneficial
 Birmingham, AL
---------------------------------------------------------------------------------------
 Orchard Trust Co., LLC                             Record      Class R-5      11.06
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The Capital Group Companies                        Record      Class R-5      10.75
 Retirement Plans                                   Beneficial
 Los Angeles, CA
---------------------------------------------------------------------------------------
 Eyecare Center of New Jersey                       Record      Class R-5       8.75
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 Hennepin Faculty Association                       Record      Class R-5       5.99
 Retirement Plan                                    Beneficial
 Minneapolis, MN
---------------------------------------------------------------------------------------
 Johnson & Bell, Ltd.                               Record      Class R-5       5.80
 401K Plan                                          Beneficial
 Greenwood Village, CO
---------------------------------------------------------------------------------------
 The ESI                                            Record      Class R-6      42.87
 401K Plan                                          Beneficial
 Kansas City, MO
---------------------------------------------------------------------------------------
 Group Health Cooperative of                        Record      Class R-6      13.14
 South Central Wisconsin
 Retirement Plan                                    Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------
 Foth & Van Dyke & Associates                       Record      Class R-6      12.78
 401K Plan                                          Beneficial
 Green Bay, WI
---------------------------------------------------------------------------------------
 Nationwide Trust Company                           Record      Class R-6      12.28
 Columbus, OH
---------------------------------------------------------------------------------------
 Group Health Cooperative of                        Record      Class R-6       8.73
 South Central Wisconsin
 403B Plan                                          Beneficial
 Phoenix, AZ
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 45

INVESTMENT ADVISER -- Capital Research and Management Company, the series'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Although not currently contemplated, Capital
Research and Management Company could incorporate its Fixed Income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have applied to the U.S. Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the fund's board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund's shareholders approved this arrangement at a meeting of the fund's shareholders on November 24, 2009. There is no assurance that Capital
Research and Management Company will incorporate its investment divisions or exercise any authority, if granted, under an exemptive order.

            American Funds Target Date Retirement Series -- Page 46

COMPENSATION OF INVESTMENT PROFESSIONALS -- The series is managed by a Portfolio
Oversight Committee consisting of portfolio counselors employed by Capital
Research and Management Company. The portfolio counselors serving on the
Portfolio Oversight Committee are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results for the underlying funds in which the series invests. Portfolio counselors also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with much greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds.

Members of the Portfolio Oversight Committee are not compensated based on the size of the series or the underlying funds in which the series invests. Rather, their overall compensation reflects the success of each fund in the series in achieving its objectives.

INVESTMENT PROFESSIONAL FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, investment professionals may personally own shares of the funds. In addition, investment professionals may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

            American Funds Target Date Retirement Series -- Page 47

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF OCTOBER 31, 2009:

                                       NUMBER             NUMBER
                                      OF OTHER           OF OTHER          NUMBER
                                     REGISTERED           POOLED          OF OTHER
                                     INVESTMENT         INVESTMENT        ACCOUNTS
                                  COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                                      FOR WHICH         FOR WHICH         PORTFOLIO
                                      PORTFOLIO         PORTFOLIO         COUNSELOR
                    DOLLAR RANGE      COUNSELOR         COUNSELOR       IS A MANAGER
                      OF FUND       IS A MANAGER       IS A MANAGER      (ASSETS OF
    PORTFOLIO          SHARES      (ASSETS OF RICS   (ASSETS OF PIVS   OTHER ACCOUNTS
    COUNSELOR         OWNED/1/     IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
----------------------------------------------------------------------------------------
                                                      <C
 James B.            $50,001 -       4      $243.5         None              None
 Lovelace             $100,000
-----------------------------------------------------------------------------------------
 Alan N. Berro       $100,001 -      3      $187.5         None              None
                      $500,000
-----------------------------------------------------------------------------------------
 Joyce E. Gordon     $100,001 -      4      $227.4         None              None
                      $500,000
-----------------------------------------------------------------------------------------
 Nicholas J.         $50,001 -       2      $108.8         None              None
 Grace                $100,000
-----------------------------------------------------------------------------------------
 John H. Smet        $50,001 -       7      $257.3         None              None
                      $100,000
-----------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the investment professional also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund or account has an advisory fee that is based on the performance of the fund or account.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital
 Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of investment professionals and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the series and the investment adviser will continue in effect until December 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the series, and (b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the series for its acts or omissions in the performance of its obligations to the series not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The
Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written

            American Funds Target Date Retirement Series -- Page 48

notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the
Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the series' board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the series' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the series' offices. The series will pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes;
expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the series' plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent directors; association dues; costs of stationery and forms prepared exclusively for the series; and costs of assembling and storing shareholder account data.

For the fiscal year ended October 31, 2009, the investment adviser was entitled to receive management fees from the fund. After giving effect to the management fee waiver/expense reimbursements in effect during the period, each fund paid the following investment adviser management fees for the fiscal year ended
October 31, 2009:

                                               GROSS                   NET
                                             MANAGEMENT             MANAGEMENT
 FUND                           FISCAL YEAR     FEE       WAIVER       FEE
-------------------------------------------------------------------------------

 American Funds 2050 Target        2009       $155,000   $155,000       $0
 Date Retirement Fund
-------------------------------------------------------------------------------
                                   2008         82,000     82,000        0
-------------------------------------------------------------------------------
                                   2007         13,000   $ 13,000        0
-------------------------------------------------------------------------------
 American Funds 2045 Target        2009        136,000    136,000        0
 Date Retirement Fund
-------------------------------------------------------------------------------
                                   2008         61,000     61,000        0
-------------------------------------------------------------------------------
                                   2007          7,000      7,000        0
-------------------------------------------------------------------------------
 American Funds 2040 Target        2009        290,000    290,000        0
 Date Retirement Fund
-------------------------------------------------------------------------------
                                   2008        147,000    147,000        0
-------------------------------------------------------------------------------
                                   2007         18,000     18,000        0
-------------------------------------------------------------------------------
 American Funds 2035 Target        2009        363,000    363,000        0
 Date Retirement Fund
-------------------------------------------------------------------------------
                                   2008        200,000    200,000        0
-------------------------------------------------------------------------------
                                   2007         27,000     27,000        0
-------------------------------------------------------------------------------
 American Funds 2030 Target        2009        546,000    546,000        0
 Date Retirement Fund
-------------------------------------------------------------------------------
                                   2008        295,000    295,000        0
-------------------------------------------------------------------------------
                                   2007         39,000     39,000        0
-------------------------------------------------------------------------------
 American Funds 2025 Target        2009        595,000    595,000        0
 Date Retirement Fund
-------------------------------------------------------------------------------
                                   2008        357,000    357,000        0
-------------------------------------------------------------------------------
                                   2007         51,000     51,000        0
-------------------------------------------------------------------------------
 American Funds 2020 Target        2009        734,000    734,000        0
 Date Retirement Fund
-------------------------------------------------------------------------------
                                   2008        472,000    472,000        0
-------------------------------------------------------------------------------
                                   2007         71,000     71,000        0
-------------------------------------------------------------------------------
 American Funds 2015 Target        2009        638,000    638,000        0
 Date Retirement Fund
-------------------------------------------------------------------------------
                                   2008        421,000    421,000        0
-------------------------------------------------------------------------------
                                   2007         66,000     66,000        0
-------------------------------------------------------------------------------
 American Funds 2010 Target        2009        485,000    485,000        0
 Date Retirement Fund
-------------------------------------------------------------------------------
                                   2008        366,000    366,000        0
-------------------------------------------------------------------------------
                                   2007         63,000     63,000        0
-------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 49

As described in the prospectus, the investment adviser is currently waiving its management fee of .10%. It is expected that the waiver, which can only be modified or terminated with the approval of the series' board of directors, will be in effect at least through December 31, 2010.

Since each fund pursues its investment objective by investing in other mutual funds, you will bear your proportionate share of a fund's operating expenses and also, indirectly, the operating expenses of the underlying funds in which the fund invests.

            American Funds Target Date Retirement Series -- Page 50

The following table provides the annual advisory fee rates for each of the underlying funds excluding any waivers or reimbursements during each funds' most recently completed fiscal year.

 UNDERLYING AMERICAN FUNDS                           ANNUAL FEE RATE
-----------------------------------------------------------------------------

 AMCAP Fund                                               .33%
-----------------------------------------------------------------------------
 The Growth Fund of America                               .28
-----------------------------------------------------------------------------
 The New Economy Fund                                     .42
-----------------------------------------------------------------------------
 EuroPacific Growth Fund                                  .43
-----------------------------------------------------------------------------
 New Perspective Fund                                     .39
-----------------------------------------------------------------------------
 New World Fund                                           .60
-----------------------------------------------------------------------------
 SMALLCAP World Fund                                      .65
-----------------------------------------------------------------------------
 American Mutual Fund                                     .27
-----------------------------------------------------------------------------
 Capital World Growth and Income Fund                     .38
-----------------------------------------------------------------------------
 Fundamental Investors                                    .25
-----------------------------------------------------------------------------
 International Growth and Income Fund                     .61
-----------------------------------------------------------------------------
 The Investment Company of America                        .23
-----------------------------------------------------------------------------
 Washington Mutual Investors Fund                         .28*
-----------------------------------------------------------------------------
 Capital Income Builder                                   .27
-----------------------------------------------------------------------------
 The Income Fund of America                               .28
-----------------------------------------------------------------------------
 American Balanced Fund                                   .24
-----------------------------------------------------------------------------
 American High-Income Trust                               .36
-----------------------------------------------------------------------------
 The Bond Fund of America                                 .25
-----------------------------------------------------------------------------
 Capital World Bond Fund                                  .46
-----------------------------------------------------------------------------
 Intermediate Bond Fund of America                        .27
-----------------------------------------------------------------------------
 Short-Term Bond Fund of America                          .31
-----------------------------------------------------------------------------
 U.S. Government Securities Fund                          .25
-----------------------------------------------------------------------------

* Includes fees for services provided by Washington Management Corporation.

The investment adviser is currently reimbursing a portion of the other expenses in the R-1 share class. It is expected that this reimbursement, which can only be modified or terminated with the approval of the series' board of directors, will be in effect at least through December 31, 2010. Fees and expenses in the statement of operations are presented gross of any reimbursements from the investment adviser during the period. For the period ended October 31, 2009, the total fees and expenses reimbursed by the investment adviser were:

 FUND                                                                   REIMBURSEMENT
---------------------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND                          $107,000
---------------------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND                            98,000
---------------------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND                           154,000
---------------------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND                           173,000
---------------------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND                           229,000
---------------------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND                           243,000
---------------------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND                           288,000
---------------------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND                           254,000
---------------------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND                           203,000
---------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 51

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the series and the investment adviser relating to the series' Class A and R shares will continue in effect until
December 31, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The series may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the series. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of each fund's Class
A and all Class R shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the series' Transfer
Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services. The investment adviser has agreed to pay a portion of the fees payable under the Administrative Agreement that would otherwise have been paid by the fund. For the year ended October 31,
2009, the total fees paid by the investment adviser were:

                                                               ADMINISTRATIVE
                                                 SHARE            SERVICES
 FUND                                           CLASSES         REIMBURSEMENT
-------------------------------------------------------------------------------

 American Funds 2050 Target Date             R-1, R-2, R-3,       $171,000
 Retirement Fund                            R-4, R-5 and R-6
-------------------------------------------------------------------------------
 American Funds 2045 Target Date             R-1, R-2, R-3,        175,000
 Retirement Fund                            R-4, R-5 and R-6
-------------------------------------------------------------------------------
 American Funds 2040 Target Date             R-1, R-2, R-3,        157,000
 Retirement Fund                            R-4, R-5 and R-6
-------------------------------------------------------------------------------
 American Funds 2035 Target Date             R-1, R-2, R-3,        110,000
 Retirement Fund                            R-4, R-5 and R-6
-------------------------------------------------------------------------------
 American Funds 2030 Target Date             R-1, R-2, R-3,         72,000
 Retirement Fund                            R-4, R-5 and R-6
-------------------------------------------------------------------------------
 American Funds 2025 Target Date               R-1, R-4,            13,000
 Retirement Fund                              R-5 and R-6
-------------------------------------------------------------------------------
 American Funds 2020 Target Date               R-1, R-4,            15,000
 Retirement Fund                              R-5 and R-6
-------------------------------------------------------------------------------
 American Funds 2015 Target Date               R-1, R-4,            12,000
 Retirement Fund                              R-5 and R-6
-------------------------------------------------------------------------------
 American Funds 2010 Target Date               R-1, R-4,            10,000
 Retirement Fund                              R-5 and R-6
-------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 52

The investment adviser receives an administrative services fee at the annual rate of up to .10% of the average daily net assets for Class A and R (excluding
Class R-5 and R-6) for administrative services provided to these share classes.
For Class R-5, the investment adviser receives an administrative services fee of up to .05% of the average daily net assets. The investment adviser does not receive an administrative services fee with respect to Class R-6 shares. The R-6 shares of the underlying funds also pay an administrative services fee of up to
..05%. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the funds. Of the remainder, the investment adviser does not retain more than .05% of the average daily net assets for each applicable share class. The administrative services fee includes compensation for transfer agent and shareholder services provided to each fund's Class A and
R shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between the series and American Funds Service
Company.

During the 2009 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                                                 ADMINISTRATIVE
 FUND                                                             SERVICES FEE
--------------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE RETIREMENT         CLASS A         $ 47,000
 FUND                                              CLASS R-1           4,000
                                                   CLASS R-2         256,000
                                                   CLASS R-3         102,000
                                                   CLASS R-4          16,000
                                                   CLASS R-5           3,000
                                                   CLASS R-6               0
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE RETIREMENT         CLASS A           38,000
 FUND                                              CLASS R-1           3,000
                                                   CLASS R-2         244,000
                                                   CLASS R-3          97,000
                                                   CLASS R-4          14,000
                                                   CLASS R-5           4,000
                                                   CLASS R-6               0
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE RETIREMENT         CLASS A           79,000
 FUND                                              CLASS R-1           6,000
                                                   CLASS R-2         352,000
                                                   CLASS R-3         157,000
                                                   CLASS R-4          29,000
                                                   CLASS R-5           7,000
                                                   CLASS R-6               0
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE RETIREMENT         CLASS A          105,000
 FUND                                              CLASS R-1           5,000
                                                   CLASS R-2         384,000
                                                   CLASS R-3         167,000
                                                   CLASS R-4          33,000
                                                   CLASS R-5           8,000
                                                   CLASS R-6               0
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE RETIREMENT         CLASS A          150,000
 FUND                                              CLASS R-1           9,000
                                                   CLASS R-2         476,000
                                                   CLASS R-3         244,000
                                                   CLASS R-4          54,000
                                                   CLASS R-5          10,000
                                                   CLASS R-6               0
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE RETIREMENT         CLASS A          172,000
 FUND                                              CLASS R-1           6,000
                                                   CLASS R-2         456,000
                                                   CLASS R-3         240,000
                                                   CLASS R-4          59,000
                                                   CLASS R-5          10,000
                                                   CLASS R-6               0
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE RETIREMENT         CLASS A          219,000
 FUND                                              CLASS R-1           7,000
                                                   CLASS R-2         435,000
                                                   CLASS R-3         285,000
                                                   CLASS R-4          71,000
                                                   CLASS R-5          11,000
                                                   CLASS R-6               0
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE RETIREMENT         CLASS A          216,000
 FUND                                              CLASS R-1           6,000
                                                   CLASS R-2         347,000
                                                   CLASS R-3         241,000
                                                   CLASS R-4          54,000
                                                   CLASS R-5           9,000
                                                   CLASS R-6               0
--------------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE RETIREMENT         CLASS A          176,000
 FUND                                              CLASS R-1           3,000
                                                   CLASS R-2         234,000
                                                   CLASS R-3         165,000
                                                   CLASS R-4          45,000
                                                   CLASS R-5           8,000
                                                   CLASS R-6               0
--------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 53

[This page is intentionally left blank for this filing.]

            American Funds Target Date Retirement Series -- Page 54

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the series' shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues from sales of the funds' shares. For
Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the
Principal Underwriter to investment dealers. The series also reimburses the
Principal Underwriter for service fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class R-1, R-2, R-3 and
R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                    COMMISSIONS,     ALLOWANCE
                                                                      REVENUE           OR
                                                     FISCAL YEAR/       OR         COMPENSATION
 FUND                                                   PERIOD     FEES RETAINED    TO DEALERS
------------------------------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE           CLASS A       2009        $165,000       $  849,000
 RETIREMENT FUND                                         2008         167,000          883,000
                                                         2007          68,000          374,000
------------------------------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE
 RETIREMENT FUND                           CLASS A       2009         148,000          823,000
                                                         2008         125,000          697,000
                                                         2007          43,000          242,000
------------------------------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE           CLASS A       2009         306,000        1,658,000
 RETIREMENT FUND                                         2008         284,000        1,530,000
                                                         2007         109,000          604,000
------------------------------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE
 RETIREMENT FUND                           CLASS A       2009         332,000        1,717,000
                                                         2008         366,000        1,896,000
                                                         2007         162,000          834,000
------------------------------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE
 RETIREMENT FUND                           CLASS A       2009         412,000        2,105,000
                                                         2008         469,000        2,358,000
                                                         2007         211,000        1,074,000
------------------------------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE
 RETIREMENT FUND                           CLASS A       2009         398,000        1,950,000
                                                         2008         496,000        2,408,000
                                                         2007         271,000        1,291,000
------------------------------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE
 RETIREMENT FUND                           CLASS A       2009         448,000        2,180,000
                                                         2008         572,000        2,714,000
                                                         2007         312,000        1,456,000
------------------------------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE
 RETIREMENT FUND                           CLASS A       2009         326,000        1,554,000
                                                         2008         448,000        2,071,000
                                                         2007         272,000        1,229,000
------------------------------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE           CLASS A       2009         203,000          927,000
 RETIREMENT FUND                                         2008         303,000        1,314,000
                                                         2007         225,000          963,000
------------------------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 55

Plans of distribution -- The series has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the series to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the series' board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the series. As the series has not adopted a Plan for Class R-5 or Class R-6, no 12b-1 fees are paid from
Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related

            American Funds Target Date Retirement Series -- Page 56

expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of each fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the funds." Further information regarding the amounts available under each Plan is in the "Plans of
Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A -- For Class A shares, up to 0.25% of the series' average daily net assets attributable to such shares is reimbursed to the Principal
     Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The series may annually expend up to 0.30%
     for Class A shares under the Plan.

     Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases
     (which are described in further detail under the "Sales Charges" section of this statement of additional information) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the series to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     OTHER SHARE CLASSES (CLASS R-1, R-2, R-3 AND R-4) -- The Plans for each of the other share classes that have adopted Plans provide for payments to the
     Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the series' average daily net assets attributable to such shares:

                                                                        TOTAL
                                           SERVICE    DISTRIBUTION    ALLOWABLE
                                           RELATED      RELATED         UNDER
                  SHARE CLASS            PAYMENTS/1/  PAYMENTS/1/    THE PLANS/2/
----------------------------------------------------------------------------------

          Class R-1                         0.25%        0.75%          1.00%
----------------------------------------------------------------------------------
          Class R-2                         0.25         0.50           1.00
----------------------------------------------------------------------------------
          Class R-3                         0.25         0.25           0.75
----------------------------------------------------------------------------------
          Class R-4                         0.25           --           0.50
----------------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2The series may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

            American Funds Target Date Retirement Series -- Page 57

During the 2009 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                                  12B-1 UNPAID
                                                        12B-1      LIABILITY
 FUND                                                 EXPENSES    OUTSTANDING
-------------------------------------------------------------------------------

 AMERICAN FUNDS 2050 TARGET DATE           CLASS A    $113,000      $15,000
 RETIREMENT FUND                          CLASS R-1     14,000        3,000
                                          CLASS R-2    299,000       70,000
                                          CLASS R-3    191,000       45,000
                                          CLASS R-4     30,000        8,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2045 TARGET DATE           CLASS A      95,000       11,000
 RETIREMENT FUND                          CLASS R-1     11,000        3,000
                                          CLASS R-2    267,000       64,000
                                          CLASS R-3    171,000       41,000
                                          CLASS R-4     29,000        7,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2040 TARGET DATE           CLASS A     189,000       26,000
 RETIREMENT FUND                          CLASS R-1     27,000        6,000
                                          CLASS R-2    543,000      128,000
                                          CLASS R-3    369,000       85,000
                                          CLASS R-4     67,000       21,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2035 TARGET DATE           CLASS A     255,000       37,000
 RETIREMENT FUND                          CLASS R-1     23,000        6,000
                                          CLASS R-2    694,000      161,000
                                          CLASS R-3    429,000       98,000
                                          CLASS R-4     83,000       21,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2030 TARGET DATE           CLASS A     373,000       55,000
 RETIREMENT FUND                          CLASS R-1     54,000       16,000
                                          CLASS R-2    974,000      226,000
                                          CLASS R-3    691,000      158,000
                                          CLASS R-4    146,000       38,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2025 TARGET DATE           CLASS A     436,000       68,000
 RETIREMENT FUND                          CLASS R-1     35,000        8,000
                                          CLASS R-2  1,038,000      236,000
                                          CLASS R-3    724,000      162,000
                                          CLASS R-4    167,000       38,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2020 TARGET DATE           CLASS A     557,000       91,000
 RETIREMENT FUND                          CLASS R-1     49,000       11,000
                                          CLASS R-2  1,124,000      247,000
                                          CLASS R-3    926,000      201,000
                                          CLASS R-4    213,000       52,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2015 TARGET DATE           CLASS A     558,000       90,000
 RETIREMENT FUND                          CLASS R-1     41,000       10,000
                                          CLASS R-2    890,000      197,000
                                          CLASS R-3    780,000      170,000
                                          CLASS R-4    153,000       34,000
-------------------------------------------------------------------------------
 AMERICAN FUNDS 2010 TARGET DATE           CLASS A     490,000       85,000
 RETIREMENT FUND                          CLASS R-1     15,000        4,000
                                          CLASS R-2    551,000      115,000
                                          CLASS R-3    536,000      109,000
                                          CLASS R-4    129,000       31,000
-------------------------------------------------------------------------------

            American Funds Target Date Retirement Series -- Page 58

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the series who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the series are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the series include quality shareholder services, savings to the series in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

OTHER COMPENSATION TO DEALERS -- As of July 2009, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
              Advantage Capital Corporation
              American General Securities Incorporated
              FSC Securities Corporation
              Royal Alliance Associates, Inc.
              SagePoint Financial, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc
     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
              Hornor, Townsend & Kent, Inc.
              Janney Montgomery Scott LLC
     ING Advisors Network Inc.
              Bancnorth Investment Group, Inc.
              Financial Network Investment Corporation
              Guaranty Brokerage Services, Inc.
              ING Financial Partners, Inc.
              Multi-Financial Securities Corporation
              Primevest Financial Services, Inc.
     Intersecurities / Transamerica
              InterSecurities, Inc.
              Transamerica Financial Advisors, Inc.
     J. J. B. Hilliard, W. L. Lyons, LLC
     JJB Hilliard/PNC Bank
              PNC Bank, National Association
              PNC Investments LLC
     Lincoln Financial Advisors Corporation
     Lincoln Financial Securities Corporation

            American Funds Target Date Retirement Series -- Page 59

     LPL Group
              Associated Securities Corp.
              LPL Financial Corporation
              Mutual Service Corporation
              Uvest Investment Services
              Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
              Metlife Securities Inc.
              New England Securities
              Tower Square Securities, Inc.
              Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley Smith Barney LLC
     National Planning Holdings Inc.
              Invest Financial Corporation
              Investment Centers of America, Inc.
              National Planning Corporation
              SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     PFS Investments Inc.
     Raymond James Group
              Raymond James & Associates, Inc.
              Raymond James Financial Services Inc.
     RBC Capital Markets Corporation
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
              CRI Securities, LLC
              Securian Financial Services, Inc.
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wells Fargo Network
              A. G. Edwards, A Division Of Wells Fargo Advisors, LLC
              First Clearing LLC
              H.D. Vest Investment Securities, Inc.
              Wells Fargo Advisors Financial Network, LLC
              Wells Fargo Advisors Investment Services Group
              Wells Fargo Advisors Latin American Channel
              Wells Fargo Advisors Private Client Group
     Wells Fargo Investments, LLC

            American Funds Target Date Retirement Series -- Page 60

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The series does not incur any brokerage commissions for purchasing shares of the underlying funds. However, the series may incur brokerage commissions and/or investment dealer concessions when purchasing short-term debt securities for the funds. Portfolio transactions for the series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

For information regarding the policies with respect to the execution of portfolio transactions of the underlying funds, please see the statement of additional information for each underlying fund.

            American Funds Target Date Retirement Series -- Page 61

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the series' board of directors and compliance will be periodically assessed by the board in connection with reporting from the series' Chief Compliance Officer.
These policies and procedures are similar to those adopted by the underlying funds.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The series' custodian, outside counsel and auditor, each of which require portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. Information regarding the portfolio holdings of the underlying funds will be available on the American Funds website.

Affiliated persons of the series, including officers of the series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the series, as described in this statement of additional information receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the series (which, as described would typically occur no earlier than one day after the day on which the information is posted on the American Funds website, such persons may be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

            American Funds Target Date Retirement Series -- Page 62

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of series shareholders. The investment adviser has implemented policies and procedures to address issues that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain series service providers for legitimate business and series oversight purposes) helps reduce potential issues between series shareholders and the investment adviser and its affiliates.

            American Funds Target Date Retirement Series -- Page 63

                                PRICE OF SHARES
 Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the series or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent's policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the
Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal
Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to a fund in the series or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the series after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the series. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of each fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., each fund's share price would still be determined as of 4 p.m. New York time. The New York Stock
Exchange is currently closed on weekends and on the following holidays: New
Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial
Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of each fund has a separately calculated net asset value (and share price).

As noted in the prospectus, the principal assets of the funds consist of investments in the underlying funds. All portfolio securities of the funds are valued, and the net asset values per share for each share class are determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Underlying funds are priced based on the net asset value of each underlying fund, calculated as of approximately 4 p.m. New York time each day the New York
Stock Exchange is open. Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last

            American Funds Target Date Retirement Series -- Page 64

 available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3 p.m. from one or more independent pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund's investment adviser performs certain checks on these prices prior to calculation of the underlying fund's net asset value.
Where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

 Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under policies approved by the series' board. Subject to board oversight, each underlying fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the series' investment adviser. The board receives periodic reports describing fair-valued securities and the valuation methods used.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes.
Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

            American Funds Target Date Retirement Series -- Page 65

Net assets so obtained for each share class are divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

            American Funds Target Date Retirement Series -- Page 66

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
generally means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and (c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan. Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares generally will be reinvested in shares of the fund of the same class.

            American Funds Target Date Retirement Series -- Page 67

Distributions of investment company taxable income and net realized capital gains to shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Dividends and capital gain distributions by each fund to a tax-deferred retirement plan account are not taxable currently. When a dividend or a capital gain is distributed by the fund, the net asset value per share is reduced by the amount of the payment.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to distribute its net capital gain each year. The fund's net capital gain is the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by each fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

            American Funds Target Date Retirement Series -- Page 68

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY EMPLOYER-SPONSORED RETIREMENT PLANS -- As noted in the prospectus, participants in an eligible retirement plan should contact their plan's administrator or recordkeeper for information regarding purchases, sales and exchanges.

PURCHASES BY INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA 23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

            American Funds Target Date Retirement Series -- Page 69

     Your bank should include the following information when
                    wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The series and the Principal Underwriter receive the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS -- All
investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts).

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans or (c) required minimum distribution automatic exchanges.

Certain accounts held on the series' books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of one or more funds in the series. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- Shares of each fund in the series generally may be exchanged into shares of the same class of other funds in the American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies.

            American Funds Target Date Retirement Series -- Page 70

 However, exchanges of Class A shares from American Funds Money Market Fund/(R)/
purchased without a sales charge generally will be subject to the appropriate sales charge, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Shares may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received.

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, all transactions in fund shares are subject to the series' and American Funds Distributors' right to restrict potentially abusive trading.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to reserving the right to restrict potentially abusive trading, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the
American Funds - for example, short-term trading activity in multiple funds.
When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds
Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

            American Funds Target Date Retirement Series -- Page 71

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A shares unless such plan was invested in Class A shares before January 1, 2009.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE
     IRA plan with a certain method of aggregating participant accounts as of
     November 15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds and funds in the series may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the

            American Funds Target Date Retirement Series -- Page 72

          spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

            American Funds Target Date Retirement Series -- Page 73

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. Purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50%
on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of
$4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the series under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a
     13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph titled "Rights of accumulation") eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales

            American Funds Target Date Retirement Series -- Page 74

     charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original
     Statement will be considered met and a new Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the
     Statements for these plans will expire if they have not been met by the next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

            American Funds Target Date Retirement Series -- Page 75

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

            American Funds Target Date Retirement Series -- Page 76

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments. Shares of American Funds
     Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") as of the day prior to your American Funds investment or
     (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name are not eligible for calculation at cost value and instead will be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     An employer-sponsored retirement plan may also take into account the market value of its investments in American Legacy Retirement Investment Plans.
     Direct purchases of American Funds Money Market Fund are excluded.

CDSC WAIVERS FOR CLASS A SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities).

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

            American Funds Target Date Retirement Series -- Page 77

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, "account" means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

For information regarding the sale of shares, please refer to the prospectus.

            American Funds Target Date Retirement Series -- Page 78

                                 SELLING SHARES

EMPLOYER-SPONSORED RETIREMENT ACCOUNTS -- Shares of the series may be sold by contacting your plan administrator or recordkeeper.

FOR INDIVIDUAL-TYPE RETIREMENT ACCOUNTS --

     The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds
     Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

     A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the
     Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

     Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

     If you sell Class A shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

            American Funds Target Date Retirement Series -- Page 79

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to shareholders whose accounts are held on the books of the funds, but are generally not applicable to employer-sponsored retirement plans.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, you may cross-reinvest dividends and capital gains (distributions) into other
American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

            American Funds Target Date Retirement Series -- Page 80

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, you may automatically withdraw Class A shares from any of the funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the series, the Transfer Agent, any of its

            American Funds Target Date Retirement Series -- Page 81

affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the series may be liable for losses due to unauthorized or fraudulent instructions.
In the event that shareholders are unable to reach the series by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

REDEMPTION OF SHARES -- While payment of redemptions normally will be in cash, the series' articles of incorporation permits payment of the redemption price wholly or partly with portfolio securities or other series assets under conditions and circumstances determined by the series' board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other shareholders of one or more funds in the series.

 The series' articles of incorporation permit the funds to direct the Transfer
Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the series' current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the series may from time to time adopt.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not available.

            American Funds Target Date Retirement Series -- Page 82

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
 10017-2070, as Custodian. If the funds hold securities of issuers outside the
U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S.or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company is compensated for certain transfer agency services provided to all share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the funds as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the series' independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report, have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the series' independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Bingham McCutchen LLP, 355 South Grand Avenue,
Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the series and for independent directors in their capacities as such. Certain legal matters in connection with certain shares of beneficial interest offered by the prospectus have been passed upon for the series by
Bingham McCutchen LLP. Counsel does not provide legal services to the series'
investment adviser or any of its affiliated companies or control persons. A determination with respect to the independence of the series' counsel will be made at least annually by the independent directors of the series, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The series' fiscal year ends on October 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The series' annual financial statements are

            American Funds Target Date Retirement Series -- Page 83

audited by the series' independent registered public accounting firm, Deloitte &
Touche LLP. (In addition, shareholders may also receive proxy statements for each fund.) In an effort to reduce the volume of mail shareholders receive from the series when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer
Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- Capital Research and Management Company and its affiliated companies, including the series' Principal Underwriter, have adopted codes of ethics that allow for personal investments. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel. The Principal Underwriter has appealed this decision to the Securities and Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the series or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the series is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

            American Funds Target Date Retirement Series -- Page 84

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $8.08
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.57

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $8.16
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.66

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $8.13
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.63

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $8.11
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.60

            American Funds Target Date Retirement Series -- Page 85

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $8.12
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.62

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $8.07
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.56

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $8.22
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.72

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $8.45
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.97

            American Funds Target Date Retirement Series -- Page 86

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- OCTOBER 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                      $8.47
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                       $8.99

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

            American Funds Target Date Retirement Series -- Page 87

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American Funds Short-Term
Tax-Exempt Bond Fund/SM/  .     039      N/A      N/A       439         639
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUND
American Funds Money Market
Fund/(R)/ . . . . . . . . .     059      259      359       459         659
___________
*Qualified for sale only in certain jurisdictions.

            American Funds Target Date Retirement Series -- Page 88

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459

            American Funds Target Date Retirement Series -- Page 89

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUND
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659

            American Funds Target Date Retirement Series -- Page 90

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2055 Target
Date Retirement Fund/SM/      082    2182   2282   2382   2482   2582    2682
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

            American Funds Target Date Retirement Series -- Page 91

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

            American Funds Target Date Retirement Series -- Page 92

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

            American Funds Target Date Retirement Series -- Page 93

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH
LONG-TERM CREDIT RATINGS

AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments.
This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time;
however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            American Funds Target Date Retirement Series -- Page 94

B
Highly speculative.

     .    For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'R1' (outstanding).

CCC

     .    For issuers and performing obligations, default is a real possibility.
          Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery.
          Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery
          Rating of 'R2' (superior), or 'R3' (good) or 'R4' (average).

CC

     .    For issuers and performing obligations, default of some kind appears probable.

     .    For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'R4' (average) or 'R5' (below average).

C

     .    For issuers and performing obligations, default is imminent.

     .    For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of 'R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as the following:

     The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the
     'AAA' Long-term rating category, to categories below 'CCC', or to
     Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.

            American Funds Target Date Retirement Series -- Page 95

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            American Funds Target Date Retirement Series -- Page 96

..

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.9
Equity-income and Balanced funds	10.1
Bond funds	5.2

Designed for investors who plan to retire in or near 2050.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-6	1,053,019	$16,080	7.0%
EuroPacific Growth Fund, Class R-6	247,688	9,154	4.0
The Growth Fund of America, Inc., Class R-6	631,563	16,080	6.9
The New Economy Fund, Class R-6	433,454	9,154	4.0
New Perspective Fund, Inc., Class R-6	665,546	16,080	6.9
New World Fund, Inc., Class R-6	204,184	9,158	4.0
SMALLCAP World Fund, Inc., Class R-6	549,928	16,107	7.0
		91,813	39.8

Growth-and-income funds - 44.9%
American Mutual Fund, Inc., Class R-6	799,337	17,250	7.5
Capital World Growth and Income Fund, Inc., Class R-6	534,091	17,251	7.5
Fundamental Investors, Inc., Class R-6	629,561	19,063	8.3
International Growth and Income Fund, Inc., Class R-6	275,882	7,957	3.4
The Investment Company of America, Class R-6	867,127	20,976	9.1
Washington Mutual Investors Fund, Inc., Class R-6	918,951	21,108	9.1
		103,605	44.9

Equity-income and Balanced funds - 10.1%
American Balanced Fund, Inc., Class R-6	603,776	9,358	4.1
Capital Income Builder, Inc., Class R-6	151,049	7,012	3.0
The Income Fund of America, Inc., Class R-6	474,953	7,039	3.0
		23,409	10.1

Bond funds - 5.2%
U.S. Government Securities Fund, Class R-6	846,261	12,008	5.2

Total investment securities (cost: $243,876,000)		230,835	100.0
Other assets less liabilities		(167)	-

Net assets		$230,668	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.9
Equity-income and Balanced funds	10.1
Bond funds	5.2

Designed for investors who plan to retire in or near 2045.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-6	954,877	$14,581	7.0%
EuroPacific Growth Fund, Class R-6	224,660	8,304	3.9
The Growth Fund of America, Inc., Class R-6	572,636	14,579	7.0
The New Economy Fund, Class R-6	393,232	8,305	3.9
New Perspective Fund, Inc., Class R-6	603,448	14,579	7.0
New World Fund, Inc., Class R-6	185,573	8,323	4.0
SMALLCAP World Fund, Inc., Class R-6	499,307	14,625	7.0
		83,296	39.8

Growth-and-income funds - 44.9%
American Mutual Fund, Inc., Class R-6	739,340	15,955	7.6
Capital World Growth and Income Fund, Inc., Class R-6	483,013	15,601	7.5
Fundamental Investors, Inc., Class R-6	562,429	17,030	8.2
International Growth and Income Fund, Inc., Class R-6	263,173	7,590	3.6
The Investment Company of America, Class R-6	774,630	18,738	9.0
Washington Mutual Investors Fund, Inc., Class R-6	820,927	18,857	9.0
		93,771	44.9

Equity-income and Balanced funds - 10.1%
American Balanced Fund, Inc., Class R-6	546,034	8,464	4.1
Capital Income Builder, Inc., Class R-6	136,472	6,335	3.0
The Income Fund of America, Inc., Class R-6	429,508	6,365	3.0
		21,164	10.1

Bond funds - 5.2%
U.S. Government Securities Fund, Class R-6	772,677	10,964	5.2

Total investment securities (cost: $213,647,000)		209,195	100.0
Other assets less liabilities		(141)	-

Net assets		$209,054	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.8
Equity-income and Balanced funds	10.1
Bond funds	5.3

Designed for investors who plan to retire in or near 2040.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-6	1,986,453	$30,333	7.0%
EuroPacific Growth Fund, Class R-6	467,488	17,278	3.9
The Growth Fund of America, Inc., Class R-6	1,191,337	30,332	7.0
The New Economy Fund, Class R-6	818,255	17,282	3.9
New Perspective Fund, Inc., Class R-6	1,255,441	30,331	7.0
New World Fund, Inc., Class R-6	385,647	17,296	4.0
SMALLCAP World Fund, Inc., Class R-6	1,037,747	30,396	7.0
		173,248	39.8

Growth-and-income funds - 44.8%
American Mutual Fund, Inc., Class R-6	1,521,086	32,825	7.5
Capital World Growth and Income Fund, Inc., Class R-6	1,008,557	32,576	7.5
Fundamental Investors, Inc., Class R-6	1,175,391	35,591	8.2
International Growth and Income Fund, Inc., Class R-6	534,966	15,429	3.5
The Investment Company of America, Class R-6	1,618,940	39,162	9.0
Washington Mutual Investors Fund, Inc., Class R-6	1,715,698	39,410	9.1
		194,993	44.8

Equity-income and Balanced funds - 10.1%
American Balanced Fund, Inc., Class R-6	1,136,005	17,608	4.1
Capital Income Builder, Inc., Class R-6	283,942	13,180	3.0
The Income Fund of America, Inc., Class R-6	893,906	13,248	3.0
		44,036	10.1

Bond funds - 5.3%
U.S. Government Securities Fund, Class R-6	1,608,623	22,826	5.3

Total investment securities (cost: $455,741,000)		435,103	100.0
Other assets less liabilities		(314)	-

Net assets		$434,789	100.0%

See Notes to Financials Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	40.2
Equity-income and Balanced funds	15.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2035.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-6	2,419,061	$36,939	7.0%
EuroPacific Growth Fund, Class R-6	569,475	21,048	3.9
The Growth Fund of America, Inc., Class R-6	1,450,866	36,939	7.0
The New Economy Fund, Class R-6	996,582	21,048	3.9
New Perspective Fund, Inc., Class R-6	1,528,935	36,939	7.0
New World Fund, Inc., Class R-6	469,404	21,053	4.0
SMALLCAP World Fund, Inc., Class R-6	1,262,330	36,973	7.0
		210,939	39.8

Growth-and-income funds - 40.2%
American Mutual Fund, Inc., Class R-6	1,538,093	33,192	6.3
Capital World Growth and Income Fund, Inc., Class R-6	1,176,630	38,005	7.2
Fundamental Investors, Inc., Class R-6	1,293,372	39,164	7.4
International Growth and Income Fund, Inc., Class R-6	520,398	15,008	2.8
The Investment Company of America, Class R-6	1,797,290	43,477	8.2
Washington Mutual Investors Fund, Inc., Class R-6	1,904,708	43,751	8.3
		212,597	40.2

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Inc., Class R-6	1,709,456	26,496	5.0
Capital Income Builder, Inc., Class R-6	569,343	26,429	5.0
The Income Fund of America, Inc., Class R-6	1,791,488	26,550	5.0
		79,475	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,881,439	26,698	5.0

Total investment securities (cost: $562,398,000)		529,709	100.0
Other assets less liabilities		(394)	-

Net assets		$529,315	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.7%
Growth-and-income funds	35.2
Equity-income and Balanced funds	20.1
Bond funds	5.0

Designed for investors who plan to retire in or near 2030.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.7%
AMCAP Fund, Inc., Class R-6	3,672,205	$56,075	7.0%
EuroPacific Growth Fund, Class R-6	862,642	31,883	3.9
The Growth Fund of America, Inc., Class R-6	2,202,458	56,075	7.0
The New Economy Fund, Class R-6	1,509,624	31,883	3.9
New Perspective Fund, Inc., Class R-6	2,320,967	56,075	7.0
New World Fund, Inc., Class R-6	710,879	31,883	3.9
SMALLCAP World Fund, Inc., Class R-6	1,916,531	56,135	7.0
		320,009	39.7

Growth-and-income funds - 35.2%
American Mutual Fund, Inc., Class R-6	2,057,534	44,401	5.5
Capital World Growth and Income Fund, Inc., Class R-6	1,568,205	50,653	6.3
Fundamental Investors, Inc., Class R-6	1,639,953	49,658	6.1
International Growth and Income Fund, Inc., Class R-6	583,209	16,820	2.1
The Investment Company of America, Class R-6	2,400,009	58,056	7.2
Washington Mutual Investors Fund, Inc., Class R-6	2,801,343	64,347	8.0
		283,935	35.2

Equity-income and Balanced funds - 20.1%
American Balanced Fund, Inc., Class R-6	4,178,374	64,765	8.1
Capital Income Builder, Inc., Class R-6	1,041,823	48,361	6.0
The Income Fund of America, Inc., Class R-6	3,278,651	48,590	6.0
		161,716	20.1

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	2,869,486	40,718	5.0

Total investment securities (cost: $856,497,000)		806,378	100.0
Other assets less liabilities		(488)	-

Net assets		$805,890	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	35.1%
Growth-and-income funds	34.8
Equity-income and Balanced funds	20.0
Bond funds	10.1

Designed for investors who plan to retire in or near 2025.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 35.1%
AMCAP Fund, Inc., Class R-6	3,322,762	$50,738	6.0%
EuroPacific Growth Fund, Class R-6	884,732	32,700	3.9
The Growth Fund of America, Inc., Class R-6	1,998,242	50,875	6.0
The New Economy Fund, Class R-6	1,239,421	26,176	3.1
New Perspective Fund, Inc., Class R-6	2,373,137	57,335	6.8
New World Fund, Inc., Class R-6	598,300	26,834	3.2
SMALLCAP World Fund, Inc., Class R-6	1,740,211	50,971	6.1
		295,629	35.1

Growth-and-income funds - 34.8%
American Mutual Fund, Inc., Class R-6	2,222,936	47,971	5.7
Capital World Growth and Income Fund, Inc., Class R-6	1,417,811	45,795	5.4
Fundamental Investors, Inc., Class R-6	1,679,283	50,849	6.0
International Growth and Income Fund, Inc., Class R-6	787,528	22,712	2.7
The Investment Company of America, Class R-6	2,461,626	59,547	7.1
Washington Mutual Investors Fund, Inc., Class R-6	2,876,312	66,069	7.9
		292,943	34.8

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-6	4,344,141	67,334	8.0
Capital Income Builder, Inc., Class R-6	1,086,170	50,420	6.0
The Income Fund of America, Inc., Class R-6	3,406,657	50,487	6.0
		168,241	20.0

Bond funds - 10.1%
U.S. Government Securities Fund, Class R-6	6,021,186	85,441	10.1

Total investment securities (cost: $919,700,000)		842,254	100.0
Other assets less liabilities		(550)	-

Net assets		$841,704	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	27.0%
Growth-and-income funds	34.0
Equity-income and Balanced funds	19.4
Bond funds	19.6

Designed for investors who plan to retire in or near 2020.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 27.0%
AMCAP Fund, Inc., Class R-6	3,121,431	$47,664	4.6%
EuroPacific Growth Fund, Class R-6	893,404	33,020	3.2
The Growth Fund of America, Inc., Class R-6	1,797,748	45,771	4.5
The New Economy Fund, Class R-6	849,191	17,935	1.7
New Perspective Fund, Inc., Class R-6	2,380,428	57,511	5.6
New World Fund, Inc., Class R-6	549,092	24,627	2.4
SMALLCAP World Fund, Inc., Class R-6	1,754,113	51,378	5.0
		277,906	27.0

Growth-and-income funds - 34.0%
American Mutual Fund, Inc., Class R-6	2,641,674	57,007	5.5
Capital World Growth and Income Fund, Inc., Class R-6	1,743,581	56,318	5.5
Fundamental Investors, Inc., Class R-6	2,022,774	61,250	5.9
International Growth and Income Fund, Inc., Class R-6	806,218	23,251	2.3
The Investment Company of America, Class R-6	2,974,564	71,955	7.0
Washington Mutual Investors Fund, Inc., Class R-6	3,482,041	79,982	7.8
		349,763	34.0

Equity-income and Balanced funds - 19.4%
American Balanced Fund, Inc., Class R-6	5,167,983	80,104	7.8
Capital Income Builder, Inc., Class R-6	1,285,090	59,654	5.8
The Income Fund of America, Inc., Class R-6	4,056,217	60,113	5.8
		199,871	19.4

Bond funds - 19.6%
The Bond Fund of America, Inc., Class R-6	4,195,378	49,673	4.8
Capital World Bond Fund, Inc., Class R-6	2,424,682	49,536	4.8
U.S. Government Securities Fund, Class R-6	7,201,886	102,195	10.0
		201,404	19.6

Total investment securities (cost: $1,134,385,000)		1,028,944	100.0
Other assets less liabilities		(686)	-

Net assets		$1,028,258	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	20.4%
Growth-and-income funds	34.5
Equity-income and Balanced funds	19.7
Bond funds	25.4

Designed for investors who plan to retire in or near 2015.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 20.4%
AMCAP Fund, Inc., Class R-6	2,289,787	$34,965	4.0%
EuroPacific Growth Fund, Class R-6	636,848	23,538	2.7
The Growth Fund of America, Inc., Class R-6	1,327,425	33,796	3.9
New Perspective Fund, Inc., Class R-6	1,788,985	43,222	5.0
New World Fund, Inc., Class R-6	355,141	15,928	1.9
SMALLCAP World Fund, Inc., Class R-6	864,339	25,317	2.9
		176,766	20.4

Growth-and-income funds - 34.5%
American Mutual Fund, Inc., Class R-6	2,265,416	48,888	5.6
Capital World Growth and Income Fund, Inc., Class R-6	1,534,407	49,561	5.7
Fundamental Investors, Inc., Class R-6	1,692,378	51,245	5.9
International Growth and Income Fund, Inc., Class R-6	791,599	22,830	2.6
The Investment Company of America, Class R-6	2,488,718	60,202	7.0
Washington Mutual Investors Fund, Inc., Class R-6	2,914,084	66,937	7.7
		299,663	34.5

Equity-income and Balanced funds - 19.7%
American Balanced Fund, Inc., Class R-6	4,429,286	68,654	7.9
Capital Income Builder, Inc., Class R-6	1,105,070	51,297	5.9
The Income Fund of America, Inc., Class R-6	3,466,006	51,366	5.9
		171,317	19.7

Bond funds - 25.4%
The Bond Fund of America, Inc., Class R-6	7,495,313	88,744	10.2
Capital World Bond Fund, Inc., Class R-6	2,122,325	43,359	5.0
U.S. Government Securities Fund, Class R-6	6,246,341	88,636	10.2
		220,739	25.4

Total investment securities (cost: $957,416,000)		868,485	100.0
Other assets less liabilities		(450)	-

Net assets		$868,035	100.0%

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	14.8%
Growth-and-income funds	29.1
Equity-income and Balanced funds	22.8
Bond funds	33.3

Designed for investors who plan to retire in or near 2010.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 14.8%
AMCAP Fund, Inc., Class R-6	1,405,169	$21,457	3.3%
EuroPacific Growth Fund, Class R-6	245,499	9,073	1.4
The Growth Fund of America, Inc., Class R-6	818,135	20,830	3.3
New Perspective Fund, Inc., Class R-6	1,109,932	26,816	4.2
New World Fund, Inc., Class R-6	189,694	8,508	1.3
SMALLCAP World Fund, Inc., Class R-6	284,255	8,326	1.3
		95,010	14.8

Growth-and-income funds - 29.1%
American Mutual Fund, Inc., Class R-6	1,669,952	36,038	5.6
Capital World Growth and Income Fund, Inc., Class R-6	1,193,804	38,560	6.0
Fundamental Investors, Inc., Class R-6	1,197,629	36,264	5.7
International Growth and Income Fund, Inc., Class R-6	90,791	2,618	.4
The Investment Company of America, Class R-6	1,515,546	36,661	5.7
Washington Mutual Investors Fund, Inc., Class R-6	1,577,185	36,228	5.7
		186,369	29.1

Equity-income and Balanced funds - 22.8%
American Balanced Fund, Inc., Class R-6	2,731,469	42,338	6.6
Capital Income Builder, Inc., Class R-6	1,116,054	51,807	8.1
The Income Fund of America, Inc., Class R-6	3,500,703	51,881	8.1
		146,026	22.8

Bond funds - 33.3%
American High-Income Trust, Class R-6	2,857,767	29,549	4.6
The Bond Fund of America, Inc., Class R-6	5,268,256	62,376	9.7
Capital World Bond Fund, Inc., Class R-6	1,463,726	29,904	4.7
Intermediate Bond Fund of America, Class R-6	2,245,866	29,668	4.6
U.S. Government Securities Fund, Class R-6	4,399,569	62,430	9.7
		213,927	33.3

Total investment securities (cost: $724,000,000)		641,332	100.0
Other assets less liabilities		(364)	-

Net assets		$640,968	100.0%

See Notes to Financial Statements

Financial statements

Statements of assets and liabilities						(dollars and shares in thousands, except per-share amounts)
at October 31, 2009
	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value	$230,835	$209,195	$435,103	$529,709	$806,378	$842,254	$1,028,944	$868,485	$641,332
Receivables for:
Sales of investments	-	-	-	-	-	-	-	-	615
Sales of fund's shares	897	585	1,504	1,267	2,941	2,385	2,400	1,515	1,095
Dividends	2	2	4	4	7	15	55	83	77
Reimbursements from affiliates	21	19	24	21	21	19	18	15	11
Total assets	231,755	209,801	436,635	531,001	809,347	844,673	1,031,417	870,098	643,130

Liabilities:
Payables for:
Purchases of investments	202	173	613	609	732	533	729	891	-
Repurchases of fund's shares	682	392	871	640	2,052	1,757	1,646	520	1,709
Services provided by affiliates	179	161	334	410	642	650	752	625	431
Directors' deferred compensation	2	1	3	4	6	7	10	9	8
Other	22	20	25	23	25	22	22	18	14
Total liabilities	1,087	747	1,846	1,686	3,457	2,969	3,159	2,063	2,162
Net assets at October 31, 2009	$230,668	$209,054	$434,789	$529,315	$805,890	$841,704	$1,028,258	$868,035	$640,968

Net assets consist of:
Capital paid in on shares of capital stock	$239,765	$211,011	$449,947	$554,902	$845,303	$906,243	$1,116,361	$939,692	$711,244
Undistributed net investment income	1,859	1,647	3,513	4,509	6,963	8,163	11,865	12,312	10,995
Undistributed net realized gain	2,085	848	1,967	2,593	3,743	4,744	5,473	4,962	1,397
Net unrealized depreciation	(13,041)	(4,452)	(20,638)	(32,689)	(50,119)	(77,446)	(105,441)	(88,931)	(82,668)
Net assets at October 31, 2009	$230,668	$209,054	$434,789	$529,315	$805,890	$841,704	$1,028,258	$868,035	$640,968

Investment securities, at cost	$243,876	$213,647	$455,741	$562,398	$856,497	$919,700	$1,134,385	$957,416	$724,000

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value
Class A:
Net assets	$83,597	$68,878	$142,457	$186,064	$268,081	$295,939	$374,311	$360,195	$295,143
Shares outstanding	10,348	8,441	17,524	22,936	32,997	36,657	45,536	42,602	34,854
Net asset value per share	$8.08	$8.16	$8.13	$8.11	$8.12	$8.07	$8.22	$8.45	$8.47
Maximum offering price per share	$8.57	$8.66	$8.63	$8.60	$8.62	$8.56	$8.72	$8.97	$8.99
Class R-1:
Net assets	$1,994	$2,037	$4,044	$3,805	$8,741	$5,039	$7,356	$6,828	$2,331
Shares outstanding	250	252	504	475	1,087	631	906	818	277
Net asset value per share(*)	$7.97	$8.07	$8.02	$8.01	$8.04	$7.99	$8.12	$8.35	$8.42
Class R-2:
Net assets	$60,068	$55,895	$110,125	$139,134	$197,529	$204,244	$214,944	$169,123	$98,307
Shares outstanding	7,527	6,944	13,729	17,374	24,634	25,637	26,466	20,260	11,745
Net asset value per share(*)	$7.98	$8.05	$8.02	$8.01	$8.02	$7.97	$8.12	$8.35	$8.37
Class R-3:
Net assets	$57,379	$52,582	$106,089	$123,546	$197,536	$204,594	$254,120	$215,184	$138,523
Shares outstanding	7,150	6,487	13,127	15,320	24,463	25,498	31,092	25,603	16,449
Net asset value per share(*)	$8.02	$8.11	$8.08	$8.06	$8.07	$8.02	$8.17	$8.40	$8.42
Class R-4:
Net assets	$18,598	$17,458	$45,065	$46,878	$91,883	$91,333	$129,604	$83,795	$72,973
Shares outstanding	2,304	2,140	5,547	5,783	11,314	11,321	15,772	9,915	8,619
Net asset value per share(*)	$8.07	$8.16	$8.12	$8.11	$8.12	$8.07	$8.22	$8.45	$8.47
Class R-5:
Net assets	$8,656	$12,154	$24,830	$29,859	$36,913	$40,202	$39,599	$32,624	$29,675
Shares outstanding	1,067	1,483	3,042	3,666	4,524	4,959	4,797	3,843	3,490
Net asset value per share(*)	$8.11	$8.20	$8.16	$8.15	$8.16	$8.11	$8.25	$8.49	$8.50
Class R-6:
Net assets	$376	$50	$2,179	$29	$5,207	$353	$8,324	$286	$4,016
Shares outstanding	47	6	268	4	641	44	1,012	34	473
Net asset value per share(*)	$8.08	$8.17	$8.13	$8.12	$8.13	$8.08	$8.23	$8.46	$8.48

(*)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

Statements of operations								(dollars in thousands)
for the year ended October 31, 2009
	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends	$3,999	$3,488	$7,516	$9,595	$14,770	$16,816	$22,444	$21,698	$18,494
Interest	18	2	5	8	41	22	48	3	46
	4,017	3,490	7,521	9,603	14,811	16,838	22,492	21,701	18,540

Fees and expenses(*):
Investment advisory services	155	136	290	363	546	595	734	638	485
Distribution services	647	573	1,195	1,484	2,238	2,400	2,869	2,422	1,721
Administrative services	428	400	630	702	943	943	1,028	873	631
Reports to shareholders	13	11	24	30	46	50	63	55	43
Registration statement and prospectus	78	68	124	142	198	211	256	221	168
Directors' compensation	2	2	4	5	8	9	11	10	8
Auditing and legal	3	3	5	7	10	11	13	11	8
Custodian	30	30	31	31	31	31	31	30	31
State and local taxes	1	1	1	1	1	1	1	1	1
Other	10	11	23	29	44	48	60	53	40
Total fees and expenses before reimbursements/waivers	1,367	1,235	2,327	2,794	4,065	4,299	5,066	4,314	3,136
Less reimbursements/waivers of fees and expenses:
Investment advisory services	155	136	290	363	546	595	734	638	485
Administrative services	171	175	157	110	72	13	15	12	10
Other	107	98	154	173	229	243	288	254	203
Total fees and expenses after reimbursements/waivers	934	826	1,726	2,148	3,218	3,448	4,029	3,410	2,438
Net investment income	3,083	2,664	5,795	7,455	11,593	13,390	18,463	18,291	16,102

Net realized gain and unrealized appreciation on investments:
Net realized gain (loss) on sales of investments	1,068	1	55	127	91	708	301	963	(1,427)
Capital gain distributions received	1,026	850	1,918	2,466	3,659	4,037	5,189	4,046	2,877
Net realized gain	2,094	851	1,973	2,593	3,750	4,745	5,490	5,009	1,450
Net unrealized appreciation on investments	30,781	30,015	60,487	74,890	108,493	109,266	121,944	96,027	66,966
Net realized gain and unrealized appreciation on investments	32,875	30,866	62,460	77,483	112,243	114,011	127,434	101,036	68,416
Net increase in net assets resulting from operations	$35,958	$33,530	$68,255	$84,938	$123,836	$127,401	$145,897	$119,327	$84,518

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	2050 Fund				2045 Fund						2040 Fund				2035 Fund
	Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009			Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008

Operations:
Net investment income	$3,083	$1,392			$2,664			$993			$5,795	$2,406			$7,455	$3,360
Net realized gain	2,094	3,262			851			1,995			1,973	5,004			2,593	7,067
Net unrealized appreciation (depreciation) on investments	30,781	(46,454)			30,015			(35,881)			60,487	(84,903)			74,890	(113,431)
Net increase (decrease) in net assets resulting from operations	35,958	(41,800)			33,530			(32,893)			68,255	(77,493)			84,938	(103,004)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(882)	(335)			(633)			(174)			(1,495)	(441)			(2,131)	(670)
Class R-1	(23)	(1)			(9)			(2)			(31)	(6)			(23)	(7)
Class R-2	(387)	(151)			(355)			(63)			(750)	(177)			(975)	(256)
Class R-3	(528)	(118)			(408)			(114)			(954)	(247)			(1,137)	(375)
Class R-4	(158)	(41)			(145)			(22)			(359)	(93)			(497)	(108)
Class R-5	(68)	(21)			(116)			(19)			(271)	(46)			(313)	(62)
Total dividends from net investment income	(2,046)	(667)			(1,666)			(394)			(3,860)	(1,010)			(5,076)	(1,478)
Distributions from net realized gain:
Net short-term realized gains:
Class A	(43)	(12)			(9)			-			(31)	(13)			-	-
Class R-1	(1)	-	(	*)	-	(	*)	-			(1)	-	(	*)	-	-
Class R-2	(28)	(7)			(7)			-			(21)	(6)			-	-
Class R-3	(29)	(4)			(7)			-			(23)	(7)			-	-
Class R-4	(8)	(1)			(2)			-			(8)	(2)			-	-
Class R-5	(3)	(1)			(1)			-			(5)	(1)			-	-
Net long-term realized gains:
Class A	(1,198)	(2)			(672)			(1)			(1,685)	(3)			(2,617)	(5)
Class R-1	(38)	-	(	*)	(14)			-	(	*)	(47)	-	(	*)	(40)	-	(	*)
Class R-2	(780)	(1)			(509)			(1)			(1,187)	(2)			(1,717)	(2)
Class R-3	(816)	(1)			(500)			(1)			(1,274)	(2)			(1,665)	(3)
Class R-4	(217)	(1)			(157)			-	(	*)	(409)	(1)			(623)	(1)
Class R-5	(85)	-	(	*)	(111)			-	(	*)	(279)	(1)			(354)	-	(	*)
Total distributions from net realized gain	(3,246)	(30)			(1,989)			(3)			(4,970)	(38)			(7,016)	(11)
Total dividends and distributions paid to shareholders	(5,292)	(697)			(3,655)			(397)			(8,830)	(1,048)			(12,092)	(1,489)

Net capital share transactions	102,080	95,168			97,401			88,332			186,957	200,281			211,039	249,757

Total increase in net assets	132,746	52,671			127,276			55,042			246,382	121,740			283,885	145,264

Net assets:
Beginning of year	97,922	45,251			81,778			26,736			188,407	66,667			245,430	100,166
End of year	$230,668	$97,922			$209,054			$81,778			$434,789	$188,407			$529,315	$245,430

Undistributed net investment income	$1,859	$833			$1,647			$653			$3,513	$1,575			$4,509	$2,126

(*)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets																	(dollars in thousands)
	2030 Fund				2025 Fund				2020 Fund				2015 Fund				2010 Fund
	Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008

Operations:
Net investment income	$11,593	$5,218			$13,390	$6,681			$18,463	$9,699			$18,291	$10,559			$16,102	$10,425
Net realized gain	3,750	10,320			4,745	12,929			5,490	16,113			5,009	12,832			1,450	10,548
Net unrealized appreciation (depreciation) on investments	108,493	(166,745)			109,266	(196,750)			121,944	(240,602)			96,027	(195,529)			66,966	(158,310)
Net increase (decrease) in net assets resulting from operations	123,836	(151,207)			127,401	(177,140)			145,897	(214,790)			119,327	(172,138)			84,518	(137,337)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(3,183)	(974)			(3,927)	(1,398)			(5,620)	(1,904)			(6,472)	(2,067)			(6,271)	(2,260)
Class R-1	(55)	(19)			(34)	(11)			(73)	(16)			(64)	(13)			(21)	(12)
Class R-2	(1,455)	(333)			(1,717)	(417)			(2,171)	(534)			(2,041)	(541)			(1,561)	(376)
Class R-3	(1,939)	(553)			(2,236)	(720)			(3,246)	(1,024)			(3,144)	(949)			(2,660)	(942)
Class R-4	(878)	(247)			(1,194)	(246)			(1,478)	(396)			(1,321)	(381)			(1,352)	(431)
Class R-5	(461)	(77)			(505)	(89)			(694)	(95)			(620)	(96)			(844)	(161)
Total dividends from net investment income	(7,971)	(2,203)			(9,613)	(2,881)			(13,282)	(3,969)			(13,662)	(4,047)			(12,709)	(4,182)
Distributions from net realized gain:
Net short-term realized gains:
Class A	(62)	-			(72)	(10)			-	-			(124)	-			-	(144)
Class R-1	(1)	-			(1)	-	(	*)	-	-			(2)	-			-	(1)
Class R-2	(40)	-			(43)	(4)			-	-			(49)	-			-	(29)
Class R-3	(44)	-			(48)	(5)			-	-			(66)	-			-	(61)
Class R-4	(17)	-			(22)	(2)			-	-			(25)	-			-	(27)
Class R-5	(8)	-			(8)	(1)			-	-			(11)	-			-	(9)
Net long-term realized gains:
Class A	(3,632)	(7)			(4,701)	(10)			(6,241)	(13)			(5,637)	(13)			(4,963)	(13)
Class R-1	(91)	-	(	*)	(58)	-	(	*)	(102)	-	(	*)	(65)	-	(	*)	(24)	-	(	*)
Class R-2	(2,307)	(3)			(2,803)	(3)			(3,190)	(4)			(2,205)	(4)			(1,533)	(2)
Class R-3	(2,584)	(4)			(3,095)	(6)			(4,122)	(7)			(3,002)	(6)			(2,321)	(6)
Class R-4	(1,026)	(2)			(1,444)	(1)			(1,653)	(3)			(1,143)	(2)			(1,066)	(2)
Class R-5	(482)	-	(	*)	(553)	-	(	*)	(706)	(1)			(489)	(1)			(612)	(1)
Total distributions from net realized gain	(10,294)	(16)			(12,848)	(42)			(16,014)	(28)			(12,818)	(26)			(10,519)	(295)
Total dividends and distributions paid to shareholders	(18,265)	(2,219)			(22,461)	(2,923)			(29,296)	(3,997)			(26,480)	(4,073)			(23,228)	(4,477)

Net capital share transactions	333,072	379,703			309,317	424,168			362,801	515,590			279,201	441,038			179,640	329,666

Total increase in net assets	438,643	226,277			414,257	244,105			479,402	296,803			372,048	264,827			240,930	187,852

Net assets:
Beginning of year	367,247	140,970			427,447	183,342			548,856	252,053			495,987	231,160			400,038	212,186
End of year	$805,890	$367,247			$841,704	$427,447			$1,028,258	$548,856			$868,035	$495,987			$640,968	$400,038

Undistributed net investment income	$6,963	$3,404			$8,163	$4,389			$11,865	$6,732			$12,312	$7,686			$10,995	$7,648

(*)Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – American Funds Target Date Retirement Series, Inc. (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of nine funds (the “funds”) – American Funds 2050 Target Date Retirement Fund ("2050 Fund"), American Funds 2045 Target Date Retirement Fund ("2045 Fund"), American Funds 2040 Target Date Retirement Fund ("2040 Fund"), American Funds 2035 Target Date Retirement Fund ("2035 Fund"), American Funds 2030 Target Date Retirement Fund ("2030 Fund"), American Funds 2025 Target Date Retirement Fund ("2025 Fund"), American Funds 2020 Target Date Retirement Fund ("2020 Fund"), American Funds 2015 Target Date Retirement Fund ("2015 Fund") and American Funds 2010 Target Date Retirement Fund ("2010 Fund").

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

On May 1, 2009, each fund in the series made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details. Also on May 1, 2009, each of the funds in the series exchanged its respective portfolio investments in R-5 shares of the underlying funds for R-6 shares in the same underlying funds. The exchange did not change the percent of a fund’s portfolio investments allocated to each underlying fund. As a result of the exchange of R-5 shares for R-6 shares in the underlying funds, the administrative services fee for the funds (other than the R-6 share class) was increased to compensate for the lower administrative services fee paid at the underlying fund level. This resulted in no overall change to the net effective expense ratio.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Net asset value – Each fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 41.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Investments in each fund are subject to risks related to their allocation strategy. For investors who are close to, or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as each fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds which primarily invest in bonds. For example, the values of debt securities in an underlying fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. As a result, the value of the underlying fund may be similarly affected.

Investing in stocks and bonds of issuers based outside the U.S. may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

3.	Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2009, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from net short-term realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from net long-term realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As of October 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$2,894	$1,648	$3,515	$4,622	$6,966	$8,642	$11,919	$13,069	$10,999
Undistributed long-term capital gain	1,060	849	1,971	2,482	3,750	4,269	5,425	4,243	1,680
Gross unrealized appreciation on investment securities	1,376	2,257	2,990	3,476	4,027	4,773	12,785	8,202	7,051
Gross unrealized depreciation on investment securities	(14,425)	(6,709)	(23,631)	(36,165)	(54,153)	(82,219)	(118,226)	(97,166)	(90,002)
Net unrealized depreciation on investment securities	(13,049)	(4,452)	(20,641)	(32,689)	(50,126)	(77,446)	(105,441)	(88,964)	(82,951)
Cost of investment securities	243,884	213,647	455,744	562,398	856,504	919,700	1,134,385	957,449	724,283
Reclassification to (from) undistributed net investment income
!from (to) undistributed net realized gain	6	(2)	8	12	(22)	19	-	-	-
Reclassification to capital paid in on shares of capital stock
!from undistributed net investment income	17	2	5	8	41	22	48	3	46

4.	Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company® ("AFS"), the series’ transfer agent, and American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC.
CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 41.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Classes R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2009, there were no unreimbursed expenses subject to reimbursement for Class A.

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services, as well as oversight and coordination of third parties providing such services. Each share class, except Class R-6, pays CRMC an administrative services fee based on an annual rate of up to 0.10% (0.05% for Class R-5) on average daily net assets. The Class R-6 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of up to 0.05%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is up to 0.05% for Class R-6 shares, up to 0.10% for Class R-5 shares and up to 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 41.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes.

Expenses under the agreements described above for the year ended October 31, 2009, were as follows:

		Administrative services
	Distribution services	CRMC administrative services	Transfer agent services	Transfer agent services reimbursement
2050 Fund
Class A	$112,627	$46,536	$-	$-
Class R-1	14,148	1,133	2,966	(2,966)
Class R-2	298,911	32,608	222,947	(119,322)
Class R-3	191,196	30,951	71,250	(40,603)
Class R-4	29,919	9,276	6,656	(6,656)
Class R-5	Not applicable	1,685	1,842	(1,842)
Class R-6(*)	Not applicable	Not applicable	46	(46)
Total	$646,801	$122,189	$305,707	$(171,435)

2045 Fund
Class A	$94,858	$37,917	$-	$-
Class R-1	11,031	897	2,548	(2,548)
Class R-2	266,646	29,248	215,236	(122,797)
Class R-3	170,944	28,113	68,794	(41,441)
Class R-4	29,044	7,539	6,434	(6,434)
Class R-5	Not applicable	2,253	1,500	(1,500)
Class R-6(*)	Not applicable	Not applicable	19	(19)
Total	$572,523	$105,967	$294,531	$(174,739)

2040 Fund
Class A	$189,249	$78,893	$-	$-
Class R-1	26,568	1,973	4,215	(4,215)
Class R-2	543,269	59,003	292,762	(104,428)
Class R-3	368,877	59,753	97,531	(38,510)
Class R-4	67,512	20,732	7,703	(7,703)
Class R-5	Not applicable	4,973	2,226	(2,226)
Class R-6(*)	Not applicable	Not applicable	52	(52)
Total	$1,195,475	$225,327	$404,489	$(157,134)

2035 Fund
Class A	$254,982	$105,233	$-	$-
Class R-1	23,301	1,265	3,388	(3,388)
Class R-2	694,323	75,444	308,017	(67,318)
Class R-3	428,627	69,051	98,404	(29,823)
Class R-4	82,778	25,942	7,367	(7,367)
Class R-5	Not applicable	5,707	1,780	(1,780)
Class R-6(*)	Not applicable	Not applicable	25	(25)
Total	$1,484,011	$282,642	$418,981	$(109,701)

2030 Fund
Class A	$372,732	$150,450	$-	$-
Class R-1	54,048	3,456	5,157	(5,157)
Class R-2	974,190	105,570	370,766	(33,046)
Class R-3	690,896	110,414	133,600	(23,056)
Class R-4	146,453	45,199	8,302	(8,302)
Class R-5	Not applicable	7,626	2,279	(2,279)
Class R-6(*)	Not applicable	Not applicable	53	(53)
Total	$2,238,319	$422,715	$520,157	$(71,893)

2025 Fund
Class A	$436,346	$171,589	$-	$-
Class R-1	34,943	1,984	3,842	(3,842)
Class R-2	1,037,533	111,881	344,337	-
Class R-3	723,592	115,357	124,934	-
Class R-4	167,507	51,197	7,650	(7,650)
Class R-5	Not applicable	8,138	1,822	(1,822)
Class R-6(*)	Not applicable	Not applicable	25	(25)
Total	$2,399,921	$460,146	$482,610	$(13,339)

2020 Fund
Class A	$557,471	$218,747	$-	$-
Class R-1	48,511	2,907	4,614	(4,614)
Class R-2	1,123,583	119,485	315,062	-
Class R-3	925,734	145,808	139,004	-
Class R-4	213,362	63,207	8,122	(8,122)
Class R-5	Not applicable	9,218	2,194	(2,194)
Class R-6(*)	Not applicable	Not applicable	64	(64)
Total	$2,868,661	$559,372	$469,060	$(14,994)

2015 Fund
Class A	$558,317	$216,201	$-	$-
Class R-1	40,710	2,711	3,477	(3,477)
Class R-2	889,772	94,980	251,776	-
Class R-3	779,862	123,373	117,923	-
Class R-4	152,906	47,255	6,644	(6,644)
Class R-5	Not applicable	6,965	1,776	(1,776)
Class R-6(*)	Not applicable	Not applicable	21	(21)
Total	$2,421,567	$491,485	$381,617	$(11,918)

2010 Fund
Class A	$490,291	$176,460	$-	$-
Class R-1	14,581	836	2,253	(2,253)
Class R-2	551,410	57,834	175,724	-
Class R-3	535,660	82,618	82,053	-
Class R-4	129,321	38,263	6,251	(6,251)
Class R-5	Not applicable	6,454	1,894	(1,894)
Class R-6(*)	Not applicable	Not applicable	55	(55)
Total	$1,721,263	$362,465	$268,230	$(10,453)

(*)Class R-6 was offered beginning May 1, 2009.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation shown on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase (decrease) in the value of the deferred amounts as follows:

		Increase (decrease)
		in value
	Current fees	of deferred amounts
2050 Fund	$2,227	$24
2045 Fund	1,908	41
2040 Fund	4,152	71
2035 Fund	5,281	75
2030 Fund	7,963	117
2025 Fund	8,860	98
2020 Fund	11,129	73
2015 Fund	9,828	53
2010 Fund	7,700	(26)

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

5.	Disclosure of fair value measurements

The funds classify their respective assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2009, all of the investment securities for each fund were classified as Level 1.

6. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2009, as follows (dollars in thousands):

	Purchases	Sales
2050 Fund	$108,942	$7,911
2045 Fund	97,378	5
2040 Fund	187,598	1,473
2035 Fund	209,770	590
2030 Fund	331,849	1,347
2025 Fund	311,098	6,134
2020 Fund	366,356	8,492
2015 Fund	286,294	10,714
2010 Fund	198,807	22,936

7. Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2009, were as follows (dollars and shares in thousands):

	2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$45,160	6,526	$38,701	5,585	$71,754	10,344	$85,084	12,281
Reinvestments of dividends and distributions	2,120	332	1,306	203	3,202	499	4,732	738
Repurchases(1)	(13,093)	(1,881)	(9,922)	(1,361)	(16,605)	(2,372)	(22,889)	(3,248)
Total Class A transactions	34,187	4,977	30,085	4,427	58,351	8,471	66,927	9,771
Class R-1
Sales(1)	2,005	296	1,317	185	2,451	354	2,211	316
Reinvestments of dividends and distributions	62	10	22	4	79	12	63	10
Repurchases(1)	(1,227)	(187)	(115)	(16)	(580)	(83)	(345)	(47)
Total Class R-1 transactions	840	119	1,224	173	1,950	283	1,929	279
Class R-2
Sales(1)	36,871	5,435	34,965	5,061	62,637	9,139	77,299	11,307
Reinvestments of dividends and distributions	1,194	188	870	136	1,955	306	2,692	421
Repurchases(1)	(10,815)	(1,587)	(8,119)	(1,156)	(13,626)	(1,966)	(17,830)	(2,572)
Total Class R-2 transactions	27,250	4,036	27,716	4,041	50,966	7,479	62,161	9,156
Class R-3
Sales(1)	41,285	5,965	31,071	4,488	57,157	8,396	63,755	9,313
Reinvestments of dividends and distributions	1,373	216	915	142	2,251	351	2,802	438
Repurchases(1)	(16,696)	(2,432)	(7,684)	(1,089)	(20,391)	(2,991)	(18,681)	(2,681)
Total Class R-3 transactions	25,962	3,749	24,302	3,541	39,017	5,756	47,876	7,070
Class R-4
Sales(1)	14,386	2,063	11,380	1,649	29,521	4,165	26,378	3,897
Reinvestments of dividends and distributions	382	60	304	47	776	121	1,119	175
Repurchases(1)	(5,811)	(817)	(3,239)	(451)	(6,249)	(880)	(8,518)	(1,211)
Total Class R-4 transactions	8,957	1,306	8,445	1,245	24,048	3,406	18,979	2,861
Class R-5
Sales(1)	8,473	1,226	7,511	1,090	15,807	2,302	17,521	2,572
Reinvestments of dividends and distributions	156	25	228	35	555	86	667	104
Repurchases(1)	(4,097)	(562)	(2,160)	(293)	(5,819)	(788)	(5,051)	(723)
Total Class R-5 transactions	4,532	689	5,579	832	10,543	1,600	13,137	1,953
Class R-6(2)
Sales(1)	465	60	50	6	2,179	279	34	4
Reinvestments of dividends and distributions	-	-	-	-	-	-	-	-
Repurchases(1)	(113)	(13)	-	-	(97)	(11)	(4)	-
Total Class R-6 transactions	352	47	50	6	2,082	268	30	4

Total net increase	$102,080	14,923	$97,401	14,265	$186,957	27,263	$211,039	31,094

See page 35 for footnotes.

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$126,609	18,169	$136,059	19,584	$168,201	23,469	$155,968	20,948	$140,735	18,701
Reinvestments of dividends and distributions	6,847	1,064	8,662	1,343	11,755	1,765	12,151	1,743	11,090	1,578
Repurchases(1)	(30,568)	(4,447)	(48,301)	(6,981)	(64,730)	(9,180)	(74,086)	(10,164)	(76,833)	(10,572)
Total Class A transactions	102,888	14,786	96,420	13,946	115,226	16,054	94,033	12,527	74,992	9,707
Class R-1
Sales(1)	5,326	758	3,892	570	4,666	664	4,776	638	1,600	213
Reinvestments of dividends and distributions	146	23	93	15	174	27	131	19	45	6
Repurchases(1)	(1,208)	(171)	(1,835)	(252)	(1,443)	(217)	(1,292)	(170)	(672)	(88)
Total Class R-1 transactions	4,264	610	2,150	333	3,397	474	3,615	487	973	131
Class R-2
Sales(1)	109,717	15,921	109,585	15,948	111,795	15,737	92,022	12,613	54,752	7,433
Reinvestments of dividends and distributions	3,801	594	4,561	711	5,349	807	4,292	620	3,074	439
Repurchases(1)	(23,328)	(3,385)	(26,567)	(3,835)	(33,378)	(4,706)	(28,104)	(3,918)	(26,988)	(3,691)
Total Class R-2 transactions	90,190	13,130	87,579	12,824	83,766	11,838	68,210	9,315	30,838	4,181
Class R-3
Sales(1)	104,109	15,199	100,334	14,560	128,256	18,182	116,456	15,891	84,251	11,483
Reinvestments of dividends and distributions	4,567	711	5,379	837	7,368	1,108	6,212	894	4,981	709
Repurchases(1)	(34,227)	(4,997)	(31,932)	(4,637)	(52,845)	(7,586)	(47,988)	(6,608)	(51,655)	(7,058)
Total Class R-3 transactions	74,449	10,913	73,781	10,760	82,779	11,704	74,680	10,177	37,577	5,134
Class R-4
Sales(1)	52,882	7,468	51,967	7,671	78,776	10,968	43,951	6,008	46,329	6,189
Reinvestments of dividends and distributions	1,921	298	2,660	412	3,131	470	2,489	357	2,418	344
Repurchases(1)	(12,257)	(1,731)	(22,554)	(3,322)	(22,730)	(3,176)	(17,465)	(2,381)	(22,393)	(3,066)
Total Class R-4 transactions	42,546	6,035	32,073	4,761	59,177	8,262	28,975	3,984	26,354	3,467
Class R-5
Sales(1)	22,917	3,316	22,653	3,269	24,903	3,512	16,814	2,311	17,884	2,397
Reinvestments of dividends and distributions	951	147	1,066	165	1,399	209	1,120	161	1,456	207
Repurchases(1)	(10,120)	(1,382)	(6,763)	(942)	(15,844)	(2,087)	(8,522)	(1,145)	(14,260)	(1,900)
Total Class R-5 transactions	13,748	2,081	16,956	2,492	10,458	1,634	9,412	1,327	5,080	704
Class R-6(2)
Sales(1)	5,327	683	361	44	8,299	1,050	347	43	3,974	490
Reinvestments of dividends and distributions	-	-	-	-	-	-	-	-	-	-
Repurchases(1)	(340)	(42)	(3)	-	(301)	(38)	(71)	(9)	(148)	(17)
Total Class R-6 transactions	4,987	641	358	44	7,998	1,012	276	34	3,826	473

Total net increase	$333,072	48,196	$309,317	45,160	$362,801	50,978	$279,201	37,851	$179,640	23,797

See page 35 for footnotes.

Capital share transactions in the funds for the year ended October 31, 2008, were as follows (dollars and shares in thousands):

	2050 Fund			2045 Fund			2040 Fund		2035 Fund
	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$42,368	4,368		$32,936	3,395		$70,650	7,280	$102,337	10,537
Reinvestments of dividends and distributions	344	32		173	16		455	42	668	62
Repurchases(1)	(9,174)	(972)		(4,305)	(451)		(7,671)	(827)	(12,576)	(1,314)
Total Class A transactions	33,538	3,428		28,804	2,960		63,434	6,495	90,429	9,285
Class R-1
Sales(1)	1,155	122		581	60		1,862	198	1,996	199
Reinvestments of dividends and distributions	1	-	(3)	2	-	(3)	6	1	7	1
Repurchases(1)	(57)	(6)		(49)	(5)		(251)	(29)	(391)	(40)
Total Class R-1 transactions	1,099	116		534	55		1,617	170	1,612	160
Class R-2
Sales(1)	29,898	3,124		26,532	2,813		56,464	5,906	72,272	7,534
Reinvestments of dividends and distributions	159	15		63	6		185	17	258	24
Repurchases(1)	(6,409)	(677)		(3,343)	(363)		(7,338)	(792)	(9,896)	(1,055)
Total Class R-2 transactions	23,648	2,462		23,252	2,456		49,311	5,131	62,634	6,503
Class R-3
Sales(1)	33,803	3,522		28,076	2,941		73,834	7,695	73,002	7,606
Reinvestments of dividends and distributions	123	11		114	10		256	24	378	35
Repurchases(1)	(7,179)	(780)		(5,646)	(610)		(16,794)	(1,796)	(15,179)	(1,621)
Total Class R-3 transactions	26,747	2,753		22,544	2,341		57,296	5,923	58,201	6,020
Class R-4
Sales(1)	9,745	1,039		8,972	916		20,113	2,063	28,441	2,903
Reinvestments of dividends and distributions	42	4		22	2		96	9	109	10
Repurchases(1)	(2,293)	(272)		(1,038)	(111)		(3,010)	(328)	(5,164)	(545)
Total Class R-4 transactions	7,494	771		7,956	807		17,199	1,744	23,386	2,368
Class R-5
Sales(1)	3,332	348		6,147	624		13,039	1,357	15,329	1,556
Reinvestments of dividends and distributions	22	2		19	2		48	5	62	6
Repurchases(1)	(712)	(78)		(924)	(101)		(1,663)	(192)	(1,896)	(216)
Total Class R-5 transactions	2,642	272		5,242	525		11,424	1,170	13,495	1,346

Total net increase	$95,168	9,802		$88,332	9,144		$200,281	20,633	$249,757	25,682

(1)Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Amount less than one thousand.

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$140,990	14,499	$171,632	17,580	$219,567	22,326	$232,603	23,886	$194,676	19,926
Reinvestments of dividends and distributions	975	90	1,412	131	1,898	177	2,070	195	2,377	226
Repurchases(1)	(16,575)	(1,788)	(23,782)	(2,602)	(34,152)	(3,683)	(44,599)	(4,834)	(50,499)	(5,452)
Total Class A transactions	125,390	12,801	149,262	15,109	187,313	18,820	190,074	19,247	146,554	14,700
Class R-1
Sales(1)	3,537	373	2,408	252	4,003	422	2,805	301	1,179	117
Reinvestments of dividends and distributions	19	2	11	1	16	1	13	1	13	1
Repurchases(1)	(643)	(72)	(513)	(54)	(1,115)	(122)	(633)	(69)	(601)	(62)
Total Class R-1 transactions	2,913	303	1,906	199	2,904	301	2,185	233	591	56
Class R-2
Sales(1)	103,119	10,795	117,373	12,309	131,166	13,631	104,115	10,680	83,482	8,611
Reinvestments of dividends and distributions	336	31	424	40	538	50	545	51	407	39
Repurchases(1)	(14,034)	(1,536)	(19,548)	(2,132)	(23,915)	(2,643)	(23,871)	(2,542)	(29,839)	(3,144)
Total Class R-2 transactions	89,421	9,290	98,249	10,217	107,789	11,038	80,789	8,189	54,050	5,506
Class R-3
Sales(1)	127,754	13,303	128,545	13,506	182,582	18,798	149,055	15,276	126,268	12,794
Reinvestments of dividends and distributions	557	52	731	68	1,031	97	955	90	1,009	96
Repurchases(1)	(26,682)	(2,825)	(26,249)	(2,881)	(45,664)	(4,876)	(43,881)	(4,647)	(53,211)	(5,573)
Total Class R-3 transactions	101,629	10,530	103,027	10,693	137,949	14,019	106,129	10,719	74,066	7,317
Class R-4
Sales(1)	52,406	5,324	60,393	6,204	64,281	6,563	54,895	5,573	58,395	5,890
Reinvestments of dividends and distributions	248	23	249	23	398	37	383	36	460	44
Repurchases(1)	(11,275)	(1,180)	(9,071)	(999)	(11,084)	(1,166)	(14,238)	(1,551)	(24,048)	(2,527)
Total Class R-4 transactions	41,379	4,167	51,571	5,228	53,595	5,434	41,040	4,058	34,807	3,407
Class R-5
Sales(1)	22,266	2,333	26,708	2,667	31,425	3,230	25,319	2,527	24,116	2,462
Reinvestments of dividends and distributions	77	7	90	8	96	9	96	9	171	16
Repurchases(1)	(3,372)	(358)	(6,645)	(677)	(5,481)	(586)	(4,594)	(489)	(4,689)	(514)
Total Class R-5 transactions	18,971	1,982	20,153	1,998	26,040	2,653	20,821	2,047	19,598	1,964

Total net increase	$379,703	39,073	$424,168	43,444	$515,590	52,265	$441,038	44,493	$329,666	32,950

(1)Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Amount less than one thousand.

8. Subsequent events

On November 24, 2009, shareholders approved a proposal to reorganize the series from a Maryland corporation to a Delaware statutory trust. The reorganization is expected to be completed in 2010; however, the series reserves the right to delay the implementation. Shareholders also approved amendments to the series’ Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of each fund. As of December 8, 2009, the date the financial statements were available to be issued, no other subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers(5)		Ratio of expenses to average net assets after reimbursements/ waivers(4)(5)		Net effective expense ratio(6)		Ratio of net income to average net assets(4)

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/09	$7.14	$.16	$1.12	$1.28	$(.14)	$(.20)		$(.34)	$8.08	19.33%	$83,597.47%			.30%		.75%		2.34%
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)		(.15)	7.14	(36.61)	38,350.44			.25		.67		2.07
10/31/07(7)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	22,188.79		(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)		(.32)	7.97	18.28	1,994	1.47		1.09		1.54		1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)		(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	174	1.95	(8)	1.07	(8)	1.49	(8)	.42	(8)
Class R-2:
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)		(.30)	7.98	18.37	60,068	1.58		1.11		1.56		1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	11,695	1.56	(8)	1.08	(8)	1.50	(8)	.39	(8)
Class R-3:
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)		(.33)	8.02	18.81	57,379.96			.68		1.13		1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)		(.14)	7.10	(36.90)	24,154.94			.65		1.07		1.51
10/31/07(7)	10.00	.06	1.34	1.40	-	-		-	11.40	14.00	7,383	1.17	(8)	.65	(8)	1.07	(8)	.79	(8)
Class R-4:
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)		(.34)	8.07	19.15	18,598.57			.35		.80		2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)		(.16)	7.14	(36.64)	7,121.56			.30		.72		1.87
10/31/07(7)	10.00	.08	1.35	1.43	-	-		-	11.43	14.30	2,597.88		(8)	.32	(8)	.74	(8)	.94	(8)
Class R-5:
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)		(.36)	8.11	19.50	8,656.25			.05		.50		2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)		(.17)	7.17	(36.43)	2,712.26			.02		.44		2.27
10/31/07(7)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,214.41		(8)	.02	(8)	.44	(8)	1.28	(8)
Class R-6:
10/31/09(9)	7.00	.04	1.04	1.08	-	-		-	8.08	15.43	376.08			.01		.46		.50

American Funds 2045 Target Date Retirement Fund
Class A:
10/31/09	$7.15	$.16	$1.14	$1.30	$(.14)	$(.15)		$(.29)	$8.16	19.28%	$68,878.48%			.31%		.76%		2.26%
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	-	(10)	(.14)	7.15	(36.60)	28,693.46			.26		.68		1.94
10/31/07(7)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	12,036	1.07	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)		(.24)	8.07	18.33	2,037	1.50		1.10		1.55		1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	-	(10)	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	276	2.04	(8)	1.07	(8)	1.49	(8)	.32	(8)
Class R-2:
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)		(.25)	8.05	18.39	55,895	1.63		1.11		1.56		1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(10)	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	5,083	2.15	(8)	1.08	(8)	1.50	(8)	.37	(8)
Class R-3:
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)		(.27)	8.11	18.90	52,582.98			.68		1.13		1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(10)	(.13)	7.11	(36.87)	20,938.99			.65		1.07		1.57
10/31/07(7)	10.00	.03	1.37	1.40	-	-		-	11.40	14.00	6,894	1.37	(8)	.65	(8)	1.07	(8)	.36	(8)
Class R-4:
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)		(.29)	8.16	19.42	17,458.56			.33		.78		2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	-	(10)	(.14)	7.14	(36.72)	6,394.59			.32		.74		1.71
10/31/07(7)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	1,003	1.32	(8)	.32	(8)	.74	(8)	1.18	(8)
Class R-5:
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)		(.30)	8.20	19.77	12,154.24			.05		.50		2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(10)	(.15)	7.17	(36.51)	4,668.24			.02		.44		2.12
10/31/07(7)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,444.49		(8)	.02	(8)	.44	(8)	1.18	(8)
Class R-6:
10/31/09(9)	7.07	.02	1.08	1.10	-	-		-	8.17	15.56	50.14			.01		.46		.20

American Funds 2040 Target Date Retirement Fund
Class A:
10/31/09	$7.14	$.17	$1.14	$1.31	$(.15)	$(.17)		$(.32)	$8.13	19.44%	$142,457.45%			.30%		.75%		2.32%
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)		(.15)	7.14	(36.65)	64,679.42			.26		.68		1.99
10/31/07(7)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	29,211.72		(8)	.35	(8)	.77	(8)	1.16	(8)
Class R-1:
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)		(.28)	8.02	18.38	4,044	1.40		1.09		1.54		1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)		(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	583	1.59	(8)	1.07	(8)	1.49	(8)	.33	(8)
Class R-2:
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)		(.27)	8.02	18.45	110,125	1.41		1.11		1.56		1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	12,716	1.59	(8)	1.08	(8)	1.50	(8)	.36	(8)
Class R-3:
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)		(.29)	8.08	18.81	106,089.89			.68		1.13		1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)		(.14)	7.11	(36.85)	52,383.85			.65		1.07		1.48
10/31/07(7)	10.00	.04	1.36	1.40	-	-		-	11.40	14.00	16,501	1.03	(8)	.65	(8)	1.07	(8)	.54	(8)
Class R-4:
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)		(.31)	8.12	19.27	45,065.53			.35		.80		2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)		(.15)	7.14	(36.69)	15,292.51			.30		.72		1.91
10/31/07(7)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	4,537.72		(8)	.32	(8)	.74	(8)	1.19	(8)
Class R-5:
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)		(.33)	8.16	19.61	24,830.22			.05		.50		2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)		(.16)	7.17	(36.47)	10,341.19			.02		.44		2.13
10/31/07(7)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	3,119.34		(8)	.02	(8)	.44	(8)	1.31	(8)
Class R-6:
10/31/09(11)	7.62	.03	.48	.51	-	-		-	8.13	6.69	2,179.05			.01		.46		.41

American Funds 2035 Target Date Retirement Fund
Class A:
10/31/09	$7.15	$.17	$1.12	$1.29	$(.15)	$(.18)		$(.33)	$8.11	19.33%	$186,064.44%			.30%		.75%		2.37%
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	-	(10)	(.14)	7.15	(36.58)	94,123.40			.24		.66		2.01
10/31/07(7)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	44,324.65		(8)	.35	(8)	.77	(8)	1.15	(8)
Class R-1:
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)		(.29)	8.01	18.45	3,805	1.36		1.07		1.52		1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	-	(10)	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	408	1.62	(8)	1.07	(8)	1.49	(8)	.41	(8)
Class R-2:
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)		(.28)	8.01	18.42	139,134	1.33		1.11		1.56		1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(10)	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	19,489	1.43	(8)	1.08	(8)	1.50	(8)	.40	(8)
Class R-3:
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)		(.31)	8.06	18.85	123,546.86			.68		1.13		1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(10)	(.13)	7.11	(36.86)	58,657.83			.65		1.07		1.57
10/31/07(7)	10.00	.05	1.35	1.40	-	-		-	11.40	14.00	25,417.93		(8)	.65	(8)	1.07	(8)	.64	(8)
Class R-4:
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)		(.33)	8.11	19.45	46,878.52			.35		.80		2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	-	(10)	(.14)	7.14	(36.70)	20,881.50			.31		.73		1.85
10/31/07(7)	10.00	.09	1.34	1.43	-	-		-	11.43	14.30	6,325.65		(8)	.32	(8)	.74	(8)	1.17	(8)
Class R-5:
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)		(.34)	8.15	19.80	29,859.20			.05		.50		2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(10)	(.15)	7.17	(36.49)	12,289.18			.02		.44		2.16
10/31/07(7)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	4,203.27		(8)	.02	(8)	.44	(8)	1.30	(8)
Class R-6:
10/31/09(9)	7.03	.03	1.06	1.09	-	-		-	8.12	15.36	29.22			.01		.46		.32

American Funds 2030 Target Date Retirement Fund
Class A:
10/31/09	$7.16	$.17	$1.12	$1.29	$(.15)	$(.18)		$(.33)	$8.12	19.24%	$268,081.44%			.30%		.75%		2.45%
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	-	(10)	(.14)	7.16	(36.30)	130,458.41			.26		.67		2.10
10/31/07(7)	10.00	.10	1.29	1.39	-	-		-	11.39	13.90	61,637.61		(8)	.35	(8)	.77	(8)	1.22	(8)
Class R-1:
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)		(.29)	8.04	18.25	8,741	1.31		1.07		1.52		1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	-	(10)	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07(7)	10.00	.03	1.30	1.33	-	-		-	11.33	13.30	1,973	1.38	(8)	1.07	(8)	1.49	(8)	.39	(8)
Class R-2:
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)		(.29)	8.02	18.38	197,529	1.28		1.11		1.56		1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	-	(10)	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07(7)	10.00	.04	1.29	1.33	-	-		-	11.33	13.30	25,085	1.35	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)		(.31)	8.07	18.80	197,536.84			.68		1.13		2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	-	(10)	(.14)	7.12	(36.58)	96,539.80			.65		1.06		1.63
10/31/07(7)	10.00	.06	1.31	1.37	-	-		-	11.37	13.70	34,337.90		(8)	.65	(8)	1.07	(8)	.73	(8)
Class R-4:
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)		(.33)	8.12	19.18	91,883.50			.35		.80		2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	-	(10)	(.15)	7.16	(36.34)	37,796.48			.31		.72		2.00
10/31/07(7)	10.00	.10	1.30	1.40	-	-		-	11.40	14.00	12,677.61		(8)	.32	(8)	.74	(8)	1.24	(8)
Class R-5:
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)		(.35)	8.16	19.57	36,913.20			.05		.50		2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	-	(10)	(.16)	7.19	(36.13)	17,570.18			.02		.43		2.20
10/31/07(7)	10.00	.11	1.31	1.42	-	-		-	11.42	14.20	5,261.25		(8)	.02	(8)	.44	(8)	1.42	(8)
Class R-6:
10/31/09(9)	7.05	.04	1.04	1.08	-	-		-	8.13	15.32	5,207.05			.01		.46		.51

American Funds 2025 Target Date Retirement Fund
Class A:
10/31/09	$7.20	$.18	$1.05	$1.23	$(.16)	$(.20)		$(.36)	$8.07	18.36%	$295,939.45%			.30%		.73%		2.55%
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	-	(10)	(.14)	7.20	(35.82)	163,525.40			.25		.66		2.19
10/31/07(7)	10.00	.10	1.27	1.37	-	-		-	11.37	13.70	86,450.60		(8)	.35	(8)	.77	(8)	1.26	(8)
Class R-1:
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)		(.31)	7.99	17.48	5,039	1.32		1.08		1.51		1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	-	(10)	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07(7)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	1,118	1.40	(8)	1.07	(8)	1.49	(8)	.49	(8)
Class R-2:
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)		(.32)	7.97	17.48	204,244	1.24		1.10		1.53		1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	-	(10)	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07(7)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	29,364	1.33	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)		(.34)	8.02	17.91	204,594.83			.69		1.12		2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	-	(10)	(.14)	7.16	(36.10)	105,548.79			.64		1.05		1.75
10/31/07(7)	10.00	.06	1.29	1.35	-	-		-	11.35	13.50	45,907.88		(8)	.65	(8)	1.07	(8)	.74	(8)
Class R-4:
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)		(.36)	8.07	18.33	91,333.50			.35		.78		2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	-	(10)	(.15)	7.20	(35.87)	47,207.48			.32		.73		1.95
10/31/07(7)	10.00	.10	1.28	1.38	-	-		-	11.38	13.80	15,153.57		(8)	.32	(8)	.74	(8)	1.30	(8)
Class R-5:
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)		(.38)	8.11	18.70	40,202.20			.05		.48		2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	-	(10)	(.16)	7.23	(35.64)	17,830.17			.02		.43		2.29
10/31/07(7)	10.00	.12	1.28	1.40	-	-		-	11.40	14.00	5,350.24		(8)	.02	(8)	.44	(8)	1.46	(8)
Class R-6:
10/31/09(9)	7.05	.01	1.02	1.03	-	-		-	8.08	14.61	353.06			.01		.44		.08

American Funds 2020 Target Date Retirement Fund
Class A:
10/31/09	$7.38	$.20	$1.02	$1.22	$(.18)	$(.20)		$(.38)	$8.22	17.68%	$374,311.44%			.30%		.72%		2.79%
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	-	(10)	(.14)	7.38	(33.81)	217,608.42			.28		.68		2.33
10/31/07(7)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	120,456.60		(8)	.37	(8)	.78	(8)	1.47	(8)
Class R-1:
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)		(.34)	8.12	16.77	7,356	1.31		1.08		1.50		1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	-	(10)	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07(7)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	1,475	1.40	(8)	1.07	(8)	1.48	(8)	.69	(8)
Class R-2:
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)		(.33)	8.12	16.82	214,944	1.20		1.06		1.48		1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	-	(10)	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07(7)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	40,343	1.29	(8)	1.08	(8)	1.49	(8)	.70	(8)
Class R-3:
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)		(.35)	8.17	17.23	254,120.81			.67		1.09		2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	-	(10)	(.14)	7.34	(34.07)	142,374.77			.63		1.03		1.91
10/31/07(7)	10.00	.08	1.20	1.28	-	-		-	11.28	12.80	60,541.86		(8)	.65	(8)	1.06	(8)	.99	(8)
Class R-4:
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)		(.38)	8.22	17.65	129,604.49			.34		.76		2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	-	(10)	(.15)	7.38	(33.77)	55,426.47			.31		.71		2.22
10/31/07(7)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	23,465.55		(8)	.32	(8)	.73	(8)	1.56	(8)
Class R-5:
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)		(.39)	8.25	17.88	39,599.19			.05		.47		3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	-	(10)	(.16)	7.41	(33.61)	23,433.16			.02		.42		2.40
10/31/07(7)	10.00	.14	1.19	1.33	-	-		-	11.33	13.30	5,773.23		(8)	.02	(8)	.43	(8)	1.79	(8)
Class R-6:
10/31/09(9)	7.23	.05	.95	1.00	-	-		-	8.23	13.83	8,324.04			.01		.43		.64

American Funds 2015 Target Date Retirement Fund
Class A:
10/31/09	$7.62	$.23	$.99	$1.22	$(.21)	$(.18)		$(.39)	$8.45	17.14%	$360,195.44%			.30%		.71%		3.13%
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	-	(10)	(.16)	7.62	(30.69)	229,310.49			.34		.74		2.71
10/31/07(7)	10.00	.15	1.01	1.16	-	-		-	11.16	11.60	120,871.61		(8)	.37	(8)	.78	(8)	1.90	(8)
Class R-1:
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)		(.36)	8.35	16.26	6,828	1.31		1.09		1.50		2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	-	(10)	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07(7)	10.00	.09	1.02	1.11	-	-		-	11.11	11.10	1,085	1.39	(8)	1.07	(8)	1.48	(8)	1.16	(8)
Class R-2:
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)		(.35)	8.35	16.23	169,123	1.20		1.06		1.47		2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	-	(10)	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07(7)	10.00	.09	1.01	1.10	-	-		-	11.10	11.00	30,602	1.30	(8)	1.08	(8)	1.49	(8)	1.15	(8)
Class R-3:
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)		(.37)	8.40	16.64	215,184.81			.67		1.08		2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	-	(10)	(.16)	7.59	(30.87)	117,078.77			.63		1.03		2.37
10/31/07(7)	10.00	.12	1.02	1.14	-	-		-	11.14	11.40	52,436.86		(8)	.65	(8)	1.06	(8)	1.48	(8)
Class R-4:
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)		(.39)	8.45	17.01	83,795.50			.35		.76		3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	-	(10)	(.16)	7.63	(30.63)	45,228.47			.31		.71		2.68
10/31/07(7)	10.00	.16	1.01	1.17	-	-		-	11.17	11.70	20,916.54		(8)	.32	(8)	.73	(8)	1.96	(8)
Class R-5:
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)		(.41)	8.49	17.42	32,624.19			.05		.46		3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	-	(10)	(.18)	7.66	(30.41)	19,267.17			.02		.42		2.91
10/31/07(7)	10.00	.17	1.02	1.19	-	-		-	11.19	11.90	5,250.23		(8)	.02	(8)	.43	(8)	2.16	(8)
Class R-6:
10/31/09(9)	7.49	.04	.93	.97	-	-		-	8.46	12.95	286.06			.01		.42		.46

American Funds 2010 Target Date Retirement Fund
Class A:
10/31/09	$7.69	$.27	$.94	$1.21	$(.24)	$(.19)		$(.43)	$8.47	16.92%	$295,143.46%			.32%		.70%		3.52%
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)		(.18)	7.69	(29.38)	193,480.48			.33		.72		3.04
10/31/07(7)	10.00	.18	.90	1.08	-	-		-	11.08	10.80	115,796.60		(8)	.37	(8)	.77	(8)	2.31	(8)
Class R-1:
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)		(.36)	8.42	15.84	2,331	1.37		1.08		1.46		2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)		(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07(7)	10.00	.13	.90	1.03	-	-		-	11.03	10.30	986	1.35	(8)	1.07	(8)	1.47	(8)	1.64	(8)
Class R-2:
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)		(.39)	8.37	15.89	98,307	1.23		1.09		1.47		2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)		(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07(7)	10.00	.12	.91	1.03	-	-		-	11.03	10.30	22,695	1.34	(8)	1.08	(8)	1.48	(8)	1.58	(8)
Class R-3:
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)		(.41)	8.42	16.34	138,523.82			.67		1.05		3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)		(.18)	7.66	(29.55)	86,635.78			.63		1.02		2.68
10/31/07(7)	10.00	.15	.91	1.06	-	-		-	11.06	10.60	44,224.87		(8)	.65	(8)	1.05	(8)	1.88	(8)
Class R-4:
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)		(.43)	8.47	16.78	72,973.50			.34		.72		3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)		(.19)	7.70	(29.32)	39,649.48			.31		.70		2.97
10/31/07(7)	10.00	.19	.90	1.09	-	-		-	11.09	10.90	19,354.57		(8)	.32	(8)	.72	(8)	2.35	(8)
Class R-5:
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)		(.45)	8.50	17.05	29,675.20			.05		.43		3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)		(.20)	7.73	(29.10)	21,528.17			.02		.41		3.26
10/31/07(7)	10.00	.20	.91	1.11	-	-		-	11.11	11.10	9,131.29		(8)	.02	(8)	.42	(8)	2.57	(8)
Class R-6:
10/31/09(9)	7.55	.08	.85	.93	-	-		-	8.48	12.32	4,016.05			.01		.39		.91

	Period ended October 31
Portfolio turnover rate for all classes of shares	2009		2008		2007(7)
2050 Fund	5%		5%		1%
2045 Fund	-	(12)	2		-	(12)
2040 Fund	1		2		1
2035 Fund	-	(12)	-	(12)	-	(12)
2030 Fund	-	(12)	2		-	(12)
2025 Fund	1		1		1
2020 Fund	1		1		-	(12)
2015 Fund	2		3		-	(12)
2010 Fund	5		12		8

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5)This column does not include expenses of the underlying funds in which each fund invests.
(6)This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 43 to 46 for further information regarding fees and expenses.

(7)For the period February 1, 2007, commencement of operations, through October 31, 2007.
(8)Annualized.
(9)For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
(10)Amount less than $.01.
(11)For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
(12)Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of the American Funds Target Date Retirement Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series, Inc. comprising the American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”) as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2009, by correspondence with the custodian and the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series, Inc. as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 8, 2009